As filed with the Securities and Exchange Commission on August 27, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – June 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Annual Report
June 30, 2020

Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
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Market Commentary
During the second quarter digital business ushered in new innovations and we saw an increased focus on technology due to
COVID-19. Companies that used technology to adapt their business models during this time have been able to shield themselves from pandemic-related disruption. While computers and other technologies have been rapidly evolving over the years, the lithium-
ion battery was created in 1985 and is still the battery that we use today. Many companies are working on developing new types of batteries and energy storage solutions that will support the growing use of digitally connected devices like computers, phones and vehicles. IBM is researching a new battery chemistry that relies on materials extracted from seawater which could outperform lithium-ion batteries. Fisker Automotive is developing a solid-state battery for electric vehicles that could enable a range of 500 miles and a charging time of just one minute. Samsung just released their own 500-mile battery, although it is not yet commercially available. With the growth of digital businesses, we have seen small teams disrupting entire industries. These companies operate capital light business models by utilizing cloud software and artificial intelligence (AI) to scale more rapidly than large businesses that rely on a massive workforce and years of physical infrastructure. We look for businesses that are using mobile, the cloud, AI and data analytics at the core of their operations because these will only become more vital as the number of connected devices grows.
Recognize Investment Cycles
Easy money and industry deregulation often contribute to great booms and busts. The telecom deregulation in the late 1990s and aggressive Fed easing combined to cause massive oversupply leading to a severe downturn. Blue chip telecom leader Lucent dropped over 98%. Soon after the telecom deregulation, the US banking industry was deregulated with the repeal of the Glass-Steagall Act.
Eventually, leverage ratios went to extremes—often 100:1—which contributed to the banking crisis and recession in 2008. More recently, relaxed lending standards in the oil shale industry led to a major boom and now bust with $300 billion in projected asset write-downs in 2020, according to Deloitte. Understanding and tracking investment cycles is important to survival. We believe we are getting late in the current tech cycle given extreme valuations in many money losing enterprises. Euphoric pricing is the enemy of the compounded return. As great as Microsoft has performed recently, if you invested at the peak of excitement during the tech boom of 1999 you lost over 45% the following ten years.
Homework Needs to be Done Before the Crisis
We have found over the past forty years that a voracious daily research effort is the key to investment survival. You need to know what you own and what you want to own ahead of time to take advantage of opportunities presented by recessions, stock market panics, wars, etc., when the headlines turn scary and the consensus is “this is no time to be investing in stocks.” We strive to know which businesses are executing and where operating fundamentals are strong or turning up. The Carlos Slim family made their big returns buying into Mexican stocks when the country defaulted in 1982. This was after three generations of study. The top five oil families in Texas made it on the buy side as well when oil dropped to three cents a barrel in the 1930s. In both cases the families had years of diligent homework and cumulative knowledge of individual businesses and acted when the price was right.
COVID-19 Update
Even as daily new COVID-19 cases in the US continue to reach all-time highs, the average deaths per day from the virus have not increased at the same rate. This could be due to the greatly increased level of testing. As testing has increased, more mild cases of the virus have been found which has driven the death rate down. This could also indicate that the country has made positive progress on keeping the most vulnerable people isolated and that less vulnerable people have begun making up a larger portion of new cases.
While we still do not know the long-term impacts of the virus, the decline in death rate is a positive sign as the country works to contain this pandemic.
Spending Stays Home
Stay-at-home orders have changed travel and entertainment habits for many people. In April, the TSA reported a 96% drop in international air travel as the pandemic forced the borders of many countries to close. The fall in global travel could bring opportunities for growth in domestic travel as people look for summer destinations in the US. In May, a survey of more than 14,000
US and Canadian travelers found that 57% of those surveyed said that if they were to travel in 2020 it would be domestically, with
43% saying they would be interested in traveling by road. Our channel checks show robust sales in RVs, boats, bikes, camping supplies and off-road vehicles. RV sales have increased 170% compared to last year as people look for alternative ways to travel instead of flying. A “nesting” trend has stimulated sales for home offices, pools, computer games, garden supplies and pets.

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Many non-essential businesses are suffering the
effects of stay-at-home orders as demand fell
dramatically during the second quarter. During the
first half of the year Chapter 11 bankruptcy filings
grew by 26% with a total of 3,604 businesses
filing for the protection. Commercial Chapter
11 filings in June were up 43% over last year,
bringing filings near 2008 recession levels.
Unusual times like these strengthen our focus on
businesses with strong balance sheets and ample
cash over pure growth stories. After the second
quarter 43% of the Russell 2000 was losing
money, yet largely due to the surge in government
stimulus and money printing, lower quality money
losers outperformed profitable companies by over
32%. Globally, over $18 trillion was pumped into
the markets following the sharpest first quarter
decline since the 1930s. Although the digitization
of the economy has been a powerful theme, many
of the stocks in the technology space are trading
on euphoria and pure momentum. The current
Fed stimulus is more than three times that which
preceded the internet bubble in 1999. In addition, in an unprecedented move the Fed has started buying individual companies’
bonds. This is a big factor in the rising prices. A reversion to the mean could be painful for those speculating in exciting stories with little cash flow support. Sometimes it is easy to get swept up by these rapid growth stories, but it is always important to look past the stories and find the most financially sound businesses.
Acceleration of Digital Trends
Though COVID-19 forced many businesses to close their physical locations, the rate of digitization has dramatically accelerated.
Many companies have had to quickly transition to utilizing digital collaboration tools to support most of their employees working from home. Apps from companies like Microsoft and Alphabet have seen substantial growth in users and meeting minutes because of the coronavirus. Microsoft’s Skype saw daily users increase 70% to 40 million at the start of the shutdown and their Teams app has reached over 75 million daily active users. Growth in collaboration apps like Skype and Teams could also benefit Microsoft’s other products like their Office suite. Businesses will be able to fully integrate other Microsoft apps like Word, Excel and PowerPoint into their digital meetings, creating a more seamless and effective work environment. Google Meet has been adding about three million new users each day and has seen a thirty-fold increase in usage since January. If companies can find success with a large portion of their employees working from home, then the increase in digital collaboration usage could become the norm going forward.
Another area of digitization that has benefited from the current economic environment is the cloud. Cloud revenues for the major players, Amazon, Microsoft and Alphabet, have remained essentially unaffected by the pandemic. According to the Wall Street
Journal, companies spent $34.6 billion on cloud services in the second quarter up 30% from the prior year. The public Infrastructure as a Service (IaaS) and Platform as a Service (PaaS) segments performed the best as businesses have moved more functions like databases and software to the cloud to better facilitate remote work. Another area where COVID-19 has made the need for digitization more apparent than ever is in physical retail, as stay-at-home orders have taken a toll on many businesses that were not prepared for disruption at this scale. Coresight Research has recorded a total of 4,005 announced closures by US retailers so far in
2020, and they estimate that retailers could announce between 20,000 and 25,000 closures this year due to the coronavirus, a record for the industry. These store closures could benefit some businesses as they will be able to reevaluate their footprint and downsize to a more sustainable level. In 2019 there were 8.5 billion square feet of retail space in the US which equates to about 24.5 square feet of space per person, over five times Europe’s average of 4.5 square feet per person. This overcapacity has crippled big retailers like
Macy’s and JCPenney and a shift must take place for the industry to survive in a digital age. By reducing their physical footprint and building out their e-commerce capabilities, physical retailers could become more resilient to future disruptions while also improving profitability. Rapid shifts in the market like what we have seen with COVID-19 emphasize the need to find companies on the right side of digital that will be able to succeed in a digitally focused economy. Things like working remotely and increased

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online shopping activity could become the norm once the dust settles and it is important to know which companies will be ready for that new environment.
Blockchain a Potential Disruptor
As the world becomes more reliant on the internet and digital business, the topic of data security has become more important than ever. Blockchain technology was originally created to securely manage transactions of digital currency but there are many more potential uses for the technology that could change the way people and businesses interact on the internet. One of the biggest advantages of storing data in a blockchain is that the data is secure, nearly impossible to alter and it can be verified by anyone in the world without having to rely on a third party for ensuring its authenticity. Blockchain is a public ledger of all transactions executed in a particular market that works by placing data into blocks with a unique identifying number; these blocks are then linked to the blocks before and after them, creating a chain. Thousands or millions of computers can then independently check and verify that this data is correct and then add the block to their ledger. These blocks all remain in the exact order they were placed into the network so that any data can be quickly and easily traced to its origin and verified. This creates a safe data environment that makes it effectively impossible for someone to alter or steal data in the blocks, because any change to a previous block of data will change every block that follows it. So, an attacker would have to change every block in the blockchain on more than 50% of every single computer in the network for their change to go unnoticed. Blockchains automatically update every 10 minutes, so an attacker would have to do this in that timeframe which would be nearly impossible. Because of this security, companies are looking at using the technology for many different applications that could disrupt existing online cloud solutions. The medical industry could use blockchain technology for safe recordkeeping. Patient data could be stored on the blockchain which could then only be accessed by authorized medical professionals. Ranchers in Wyoming are using blockchain with radio frequency identification (RFID) to track animals while greatly improving transparency. Other applications in the food industry include using blockchain to accurately track where products were produced and where they have traveled. Walmart and IBM have been using this technology and have been able to reduce the time for tracking certain food products from seven days down to 2.2 seconds. This can be vitally important as the World Health
Organization estimates that 600 million people get sick from contaminated food every year. The future of blockchain technology is unknown but it has the potential to disrupt many industries including the massive cloud infrastructure industry. Cloud providers like
Microsoft host their services on centralized servers which can face outages and outside attacks. Decentralizing the cloud could help lower the chances of these risks. One problem that blockchain technology currently faces is that its decentralized nature means that it is much slower and more expensive to operate than traditional cloud services. Even though blockchain offers increased reliability and security, consumers may choose to stay with traditional cloud providers to take advantage of lower operating costs and faster service. Blockchain technology is still in its early days and even with its current limitations it has the potential to one day disrupt many industries, so it will be important to see how the technology evolves and improves over the coming years.
Potential for Biotech and Medtech
Microsoft founder Bill Gates is predicting that more people will die from pandemics in the next thirty years than in wars. As a result, we have increased our research in biologics, specialty pharma, genomics and other areas of medical technology. We own many companies that are working on therapeutics and vaccines being developed to fight COVID-19. We see the focus on the immune system as a critical factor in not only the battle against cancer but also current and future pandemics. The exponential growth in critical data should accelerate cures for many debilitating diseases. We see this as an exciting investment opportunity for years to come.

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Auxier Focus Fund – Investor Class
Average Annual Total Returns (06/30/2020)
Since Inception (07/09/1999) 6.79%
10-year 8.45%
5-year 5.23%
1-year -3.17%
3-month 13.59%
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the
Fund’s Investor Class Share’s annual operating expense ratio (gross) is
1.11%. The Fund’s adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit total annual operating expenses at 0.94%, which is in effect until October 31, 2020. Other share classes may vary. The Fund charges a 2.0% redemption fee on shares redeemed within 180 days of purchase. For the most recent month-end performance, please call (877) 328-9437 or visit the Adviser’s website at www.auxierasset.com. The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future.
Performance Update
Auxier Focus Fund’s Investor Class returned 13.59% in the second quarter vs. 20.54% for the cap-weighted S&P 500 Index and
18.51% for the DJIA. The equal-weight S&P 500 returned 21.73%. Small stocks as measured by the Russell 2000 were up 25.42%.
Emerging markets as measured by the MSCI Emerging Markets Index were up 18.08%. Stocks in the Fund comprised 95.3% of the portfolio. The equity breakdown was 83.9% domestic
and 11.3% foreign, with 4.8% in cash and short-term
debt instruments. A hypothetical $10,000 investment in
the Fund since inception in July 1999 to June 30, 2020
is now worth $39,699 vs. $33,092 for the S&P 500. The
equities in the Fund (entire portfolio, not share class
specific) have had a cumulative return of 564.19% since
inception and the Fund as a whole has had a cumulative
return of 296.98% vs. 230.92% for the S&P. This was
achieved with an average exposure to the market of less
than 80% over the entire period.
Contributors: Our outlook on a cross section of
positions with a positive impact on the portfolio for
the period ended 6/30/2020.
Microsoft (MSFT)
During the quarter, Microsoft’s cloud and digital
collaboration tools helped the company grow during
uncertain times. Stay-at-home orders forced many
companies to rethink how they do business as they
begin to look for ways to digitize their operations more
rapidly. Azure cloud continued to drive growth for
Microsoft and its revenue has grown over 45% in each

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of the last 4 quarters. The shift to working remotely has significantly boosted collaboration apps like Teams and Skype. COVID-19 has also had a positive impact on the gaming industry in which Microsoft has an interest with their Xbox brand. Play time on
Xbox’s subscription service increased by 130% during the peak of the shutdown and the Xbox ecosystem now has nearly 90 million monthly active users. As a software focused company, Microsoft should be able to capitalize on the continued shift to digital following the disruption caused by COVID-19.
Mastercard (MA)
Even though stay-at-home orders have drastically reduced spending in areas such as travel and entertainment, Mastercard was still able to find success during the quarter. As more people were forced to stay home, spending in areas such as grocery, gaming and home improvement slightly offset the decrease in spending in travel and entertainment. According to JP Morgan Chase, total spending from customers fell 40% during the height of the stay-at-home orders in April compared to last year. While Mastercard could face some near-term headwinds due to a drastic drop in air travel and entertainment spending, management is confident that they will return to a position of strength once the economy begins to recover and the use of digital currency grows.
Lowe’s Companies Inc. (LOW)
Lowe’s has performed well as spending on home improvement has seen a boost during the pandemic. Home improvement spending grew 16.4% in May. E-commerce sales for the company grew by 80% as people took on more do-it-yourself (DIY) projects while staying at home. As many other companies temporarily laid off workers, Lowe’s has been able to continue hiring and recently announced another $100 million in bonuses for their hourly employees in the US. Home improvement retailers like Lowe’s can defend against the digitization of retail due to many large products being too expensive for online retailers to ship. DIY consumers also value the in-person help from the experts at Lowe’s stores that is difficult for an online home improvement retailer to replicate.
Recently lumber prices are up over 40% for the year. We are hearing about extreme shortages of lumber at Home Depot (HD) due to supply disruptions. Interest rates on home mortgages are hitting record lows–near 3%–boosting housing demand.
Quest Diagnostics Inc. (DGX)
As a leading provider of diagnostic information services, Quest Diagnostics has been vital in testing for COVID-19. At the start of the crisis, testing was limited and volume for Quest fell as much as 50% due to stay-at-home orders and the overwhelmed healthcare system, but the last few months have marked an uptick in testing. At the peak of the crisis, Quest accounted for nearly 50% of all COVID-19 testing across the US, and by June Quest was processing as many as 100,000 active infection tests and 200,000 antibody tests per day. As the US continues to increase testing for the virus, Quest management is confident that their scale will offer significant cost advantages compared to hospital-based labs and smaller regional players. The company’s nationwide footprint and extensive network of patient service centers would be difficult for another company to replicate from scratch.
DuPont de Nemours Inc. (DD)
DuPont CEO Ed Breen has a very strong capital allocation track record. He achieved a 700% return over his tenure at Tyco.
COVID-19 has created headwinds for segments like transportation, but the pandemic helped increase sales of the company’s Tyvek personal protective equipment (PPE) by 55%. Once shutdowns are lifted, management is expecting demand for leading products like Kevlar and Nomex will normalize as people spend less time working from home. DuPont still plans to sell off and merge their nutrition business with International Flavors & Fragrances in the first quarter of 2021, which would further tighten their focus on a smaller portfolio of products.
UnitedHealth Group Inc. (UNH)
As the largest health insurer in the US, UnitedHealth has seen positive tailwinds from deferred elective procedures due to social distancing policies. The deferring of procedures caused earnings for the June quarter to double, but management reaffirmed their guidance for 2020 indicating that they believe the benefit will be short-lived once stay-at-home orders are lifted and elective procedures normalize. The company generates healthy annual cash flow of $19 billion. It has a top three pharmacy benefit manager in OptumRx and an analytics platform in Optum Insight which means the company can interact more with their patients during the health care process. This can create a network effect as patients who utilize more of UnitedHealth’s services can take advantage of discounts that would be hard for smaller regional competitors to replicate.
Top Equity Holdings % Assets
Mastercard , Inc., Class A 6.5%
UnitedHealth Group, Inc. 5.7%
Microsft Corp. 5.5%
PepsiCo., Inc 3.9%
Medtronic PLC. 3.7%
Johnson & Johnson 3.4%
Kroger Co. 3.2%
Phillip Morris International 2.9%
Visa, Inc. 2.9%
Bank of New York Mellon Corp 2.8%

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Detractors to the period: Our outlook on a cross section of portfolio positions with a negative return for the period ended
6/30/2020:
Berkshire Hathaway Inc. (BRKB)
Berkshire Hathaway has suffered from major exposures to insurance, banking, energy and aerospace industries. According to the
Wall Street Journal, property casualty insurance losses tied to Covid-19 are estimated to come in between $50 to $100 billion. This is the largest loss in history. Zero interest rates also diminish the value of Berkshire’s insurance float while negatively impacting bank net interest margins. Banks, as measured by the KBW Bank Index recently traded under 85% of book value—the cheapest since the early 1990s thrift crisis. Jet engine demand has crashed negatively impacting Precision Castparts. The stock is very cheap and represents good value selling close to book value with over $130 billion in cash.
Molson Coors Beverage Co. (TAP)
While many types of alcohols saw record sales during the stay-at-home orders, non-craft beer was not one of them. Major brands for Molson Coors, such as Coors Light and Miller Lite, saw their sales decline as bars, restaurants and sports venues shut down.
The pandemic has also accelerated consumers’ changing alcohol preferences from beer to hard seltzers and marijuana. Still, the company has a powerful North American distribution network and is working hard to develop attractive offerings in hard seltzers, wine spritzers, CBD drinks and hard coffee. Molson Coors has a history of survival. Molson was founded in 1786 while Coors was founded in 1873. The stock is selling at one of the lowest valuations in a decade.
Philip Morris International Inc. (PM)
Philip Morris is making great strides with their smokeless, heated tobacco product IQOS that was recently approved by the FDA. It greatly reduces the risk for those who enjoy the taste of nicotine. This product is seeing sales growth from 15%-40% throughout the world. The company continues to evolve as they are focusing heavily on ESG (Environmental, Social, and Governance), recently putting out a 192-page report.
Biogen Inc. (BIIB)
In June, a judge in West Virginia ruled that the patent for Biogen’s drug Tecfidera was invalid. While Biogen intends to appeal the ruling their chances for success are not high. Mylan (MYL), who brought the lawsuit, has said they will start producing biosimilars as soon as possible. In 2019, Tecfidera had sales of $4.4 billion which was around 31% of Biogen’s total revenues. Despite the setback from Tecfidera, Biogen still has a promising pipeline, headlined by their Alzheimer’s drug Aducanumab, and a fast-growing drug in Spinraza for spinal muscular atrophy (SMA). In 2019, sales of Spinraza grew 22% year-over-year to over $2 billion.
Meanwhile management at Biogen is confident the FDA will approve Aducanumab, giving them another potential avenue for growth. Biogen had over $4.8 billion in cash and equivalents and sells for less than 12 times earnings.
Medtronic plc (MDT)
Medtronic has been hit by the pandemic as elective surgeries have been postponed. It is the largest pure-play medical device maker and is utilizing advances in technology to attack a wide range of chronic conditions in diabetes, neurology, cardiac care and spinal conditions. The management is very innovative and the company has a fortress balance sheet with over $6 billion in free cash flow.
Merck & Co., Inc. (MRK)
Merck is one of the many companies currently working on producing a COVID-19 vaccine. In May they bought the company
Themis, which has a COVID-19 vaccine in development based on an existing measles vaccine. Merck has also teamed up with the nonprofit group IAVI to develop a vaccine based on their already existing Ebola vaccine. With the sheer number of companies attempting to develop a COVID-19 vaccine, it remains unlikely that any one company will be the first to succeed, however Merck’s size and vast resources make them a better bet than most. Even if their vaccine efforts fail, Merck could benefit in the long run from a positive change of perception. Recently, the FDA approved animal health drug Bravecto for dogs to treat ticks and fleas. The fundamentals for the pet business are strong and we are monitoring many stocks in the space including Zoetis and IDEXX Labs.
However, the biggest value driver for Merck is in battling cancer through their PD-1 drug Keytruda which has the potential to be the top selling drug globally by 2023.
In Closing
This pandemic has been horrible for many nonessential segments of the economy and has accelerated digital trends from years to months. We have never seen such a high percentage (over 90%) of the world’s economies drop into recession nor have we seen

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such a swift and powerful response by the US Federal Reserve. They have aggressively cut rates to zero, expanded their balance sheet by three trillion to $7.2 trillion and are buying junk bonds for the first time in history. M2 money supply has been growing at a 24% annual clip. Total government stimulus is running $5 trillion through June. This is more than double what was administered in the 2009 recession, in a fraction of the time. It has totally distorted the bond market. The ten-year treasury rate recently dropped under 0.6%. Rampant speculation has returned following exciting stories with little cash flow. With interest rates at 5000-year lows and the printing presses rolling we believe purchasing power risk is rising. $1 in 1940 would require $19 today. The Fund portfolio is currently far more attractive based on measures of earnings yield, return on equity and free cash flow yield than anything we are seeing in the fixed income market. We utilize years of cumulative knowledge and ownership not only to mitigate risk but to be prepared for double play opportunities by knowing intimately the fundamentals of each investment. Rather than trying to predict markets we try to research and monitor daily the operating reality of great managers and businesses that can endure the most challenging economic conditions. There are no shortcuts when protecting one’s hard earned savings. Andy Grove, one of the greatest technology CEOs of Intel wrote about crisis investing. “Bad companies are destroyed by crisis, good companies survive them, great companies are improved by them.”
We appreciate your trust.
Jeff Auxier
Fund returns (i) assume the reinvestment of all dividends and capital gain distributions and (ii) would have been lower during the period if certain fees and expenses had not been waived. Performance shown is for the Fund’s Investor Class shares; returns for other share classes will vary. Performance for Investor Class shares for periods prior to December
10, 2004 reflects performance of the applicable share class of Auxier Focus Fund, a series of Unified Series Trust (the
“Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The performance of the Fund’s Investor Class shares for the period prior to December 10, 2004 reflects the expenses of the Predecessor Fund.
The Fund may invest in value and/or growth stocks. Investments in value stocks are subject to risk that their intrinsic value may never be realized and investments in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. In addition, the Fund may invest in mid-sized companies which generally carry greater risk than is customarily associated with larger companies. Moreover, if the Fund’s portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. An increase in interest rates typically causes a fall in the value of a debt security (Fixed-Income Securities Risk) with corresponding changes to the Fund’s value.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on 500 widely held common stocks. The Dow Jones Industrial Average is a price weighted index designed to represent the stock performance of large, well-known U.S. companies within the utilities industry. The S&P 500 Equal Weight Index (EWI) is the equal-weight version of the widely used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight (0.2%) of the index total at each quarterly rebalance. The Russell 2000 index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. The MSCI Emerging Market Index captures mid and large caps across more than two dozen emerging market countries. The index is a float-adjusted market capitalization index and represents 13% of global market capitalization. The KBW Bank Index is a benchmark index for the banking sector made up of 24 banking stocks selected as indicators for large U.S. national money center banks, regional banks and thrift institutions. One cannot invest directly in an index or average.
The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
June 30, 2020
8
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500 does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, A Shares and Institutional Shares are 1.11%, 1.53% and 1.10%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.94%,
1.25% and 0.80% of the Investor Shares, A Shares and Institutional Shares, respectively, through October 31, 2020 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Years Ten Years Since Inception
(1)
Investor Shares -3.17% 5.23% 8.45% 6.79%
S&P 500® Index (Since July 9, 1999) 7.51% 10.73% 13.99% 5.87%
A Shares (with sales charge)
(2)(3)
-9.02% 3.75% 7.68% 6.43%
Institutional Shares
(3)
-3.00% 5.41% 8.62% 6.87%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares, performance for the 10-year and since inception periods are blended average annual returns which include the returns of the Investor Shares prior to commencement of operations of the
Institutional Shares. For A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2020
9
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.1%
Communication Services - 1.0%
1,535 58.com, Inc., ADR
(a)
$ 82,798
84,275 America Movil SAB de CV, ADR 1,069,450
3,719 Cisco Systems, Inc. 173,454
113,738 Telefonica SA, ADR 548,217
4,081 ViacomCBS, Inc., Class B 95,169
1,969,088
Consumer Cyclicals - 1.3%
1,241 Booking Holdings, Inc.
(a)
1,976,094
13,675 DR Horton, Inc. 758,279
2,734,373
Consumer Discretionary - 6.8%
114,314 Arcos Dorados Holdings, Inc., Class A 478,976
34,000 Becle SAB de CV
(a)
64,940
45,908 Comcast Corp., Class A 1,789,494
13,715 CVS Health Corp. 891,064
103,092 Discovery, Inc., Class A
(a)
2,175,241
4,641 Discovery, Inc., Class C
(a)
89,386
100 Domino's Pizza, Inc. 36,944
16,250 General Motors Co. 411,125
176,238 Lincoln Educational Services Corp.
(a)
687,328
17,725 Lowe's Cos., Inc. 2,395,002
4,756 McDonald's Corp. 877,339
52,302 Sally Beauty Holdings, Inc.
(a)
655,344
3,870 The Home Depot, Inc. 969,474
12,850 Walmart, Inc. 1,539,173
4,550 Yum China Holdings, Inc. 218,718
7,050 Yum! Brands, Inc. 612,715
13,892,263
Consumer Staples - 17.9%
65,455 Altria Group, Inc. 2,569,109
34,055 British American Tobacco PLC, ADR 1,322,015
13,200 Coca-Cola HBC AG, ADR  333,960
3,635 Diageo PLC, ADR 488,508
664 Lamb Weston Holdings, Inc. 42,449
50,327 Molson Coors Beverage Co., Class B 1,729,236
34,800 Monster Beverage Corp.
(a)
2,412,336
60,895 PepsiCo., Inc. 8,053,973
84,525 Philip Morris International, Inc. 5,921,821
69,280 Tesco PLC, ADR 597,893
51,300 The Coca-Cola Co. 2,292,084
195,126 The Kroger Co. 6,605,015
8,525 The Procter & Gamble Co. 1,019,334
59,421 Unilever NV, ADR 3,165,357
36,553,090
Energy - 2.8%
136,810 BP PLC, ADR 3,190,409
7,430 Chevron Corp. 662,979
13,600 ConocoPhillips 571,472
7,800 Phillips 66 560,820
14,415 Valero Energy Corp. 847,891
5,833,571
Financials - 22.3%
53,260 Aflac, Inc. 1,918,958
49,495 American International Group, Inc. 1,543,254
2,480 Ameriprise Financial, Inc. 372,099
201,699 Bank of America Corp. 4,790,351
16,545 Berkshire Hathaway, Inc., Class B
(a)
2,953,448
61,374 Central Pacific Financial Corp. 983,825
25,975 Citigroup, Inc. 1,327,323
5,616 Colliers International Group, Inc. 321,853
132,268 Credit Suisse Group AG, ADR 1,363,683
5,616 FirstService Corp. 565,812
Shares Security Description Value
Financials - 22.3% (continued)
63,668 Franklin Resources, Inc. $ 1,335,118
2,025 Marsh & McLennan Cos., Inc. 217,424
45,225 Mastercard, Inc., Class A 13,373,033
1,100 PayPal Holdings, Inc.
(a)
191,653
150,625 The Bank of New York Mellon Corp. 5,821,656
18,918 The Travelers Cos., Inc. 2,157,598
3,200 U.S. Bancorp 117,824
15,249 Unum Group 252,981
30,600 Visa, Inc., Class A 5,911,002
6,200 Wells Fargo & Co. 158,720
45,677,615
Health Care - 26.8%
38,299 Abbott Laboratories 3,501,678
3,663 AbbVie, Inc. 359,633
2,900 Alkermes PLC
(a)
56,275
18,731 Anthem, Inc. 4,925,878
10,000 Becton Dickinson and Co. 2,392,700
10,250 Biogen, Inc.
(a)
2,742,387
13,490 Cigna Corp. 2,531,399
49,145 Johnson & Johnson 6,911,261
81,368 Medtronic PLC 7,461,446
73,249 Merck & Co., Inc. 5,664,345
7,282 Pfizer, Inc. 238,121
21,337 Quest Diagnostics, Inc. 2,431,565
33,000 Sundial Growers, Inc.
(a)
26,367
39,676 UnitedHealth Group, Inc. 11,702,436
32,400 Zimmer Biomet Holdings, Inc. 3,867,264
54,812,755
Industrials - 3.7%
1,240 Caterpillar, Inc. 156,860
122,841 Corning, Inc. 3,181,582
3,695 FedEx Corp. 518,113
27,157 Gates Industrial Corp. PLC
(a)
279,174
85,521 Manitex International, Inc.
(a)
425,039
26,850 Raytheon Technologies Corp. 1,654,497
2,780 The Boeing Co. 509,574
7,795 United Parcel Service, Inc., Class B 866,648
7,591,487
Information Technology - 8.9%
1,742 Alphabet, Inc., Class A
(a)
2,470,243
33,910 Cerner Corp. 2,324,531
18,775 Cognizant Technology Solutions Corp.,
Class A 1,066,796
3,155 Facebook, Inc., Class A
(a)
716,406
14,000 Forrester Research, Inc.
(a)
448,560
55,142 Microsoft Corp. 11,221,948
18,248,484
Materials - 3.2%
14,225 Celanese Corp., Class A 1,228,186
28,458 Corteva, Inc. 762,390
28,458 Dow, Inc. 1,159,948
28,458 DuPont de Nemours, Inc. 1,511,973
26,505 LyondellBasell Industries NV, Class A 1,741,909
4,980 The Mosaic Co. 62,300
6,466,706
Telecommunications - 0.1%
19,075 CenturyLink, Inc. 191,322
Transportation - 0.3%
2,550 Delta Air Lines, Inc. 71,527
3,110 Union Pacific Corp. 525,808
597,335
Total Common Stock (Cost $105,865,882) 194,568,089

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2020
10
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.9%
Financials - 0.7%
$ 200,000 American
Express Co.
(callable at
100)
(b)(c)
3.60% 09/15/20 $ 170,696
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 475,917
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 467,754
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  12/15/27 386,345
1,500,712
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
5.00  01/21/21 353,990
Total Corporate Non-Convertible Bonds (Cost
$2,000,432) 1,854,702
Investments, at value - 96.0% (Cost $107,866,314) $ 196,422,791
Other Assets & Liabilities, Net - 4.0% 8,260,116
Net Assets - 100.0% $ 204,682,907
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates.
Rate represented is as of June 30, 2020.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communication Services $ 1,969,088 $ – $ – $ 1,969,088
Consumer Cyclicals 2,734,373 – – 2,734,373
Consumer Discretionary 13,892,263 – – 13,892,263
Consumer Staples 36,553,090 – – 36,553,090
Energy 5,833,571 – – 5,833,571
Financials 45,677,615 – – 45,677,615
Health Care 54,812,755 – – 54,812,755
Industrials 7,591,487 – – 7,591,487
Information Technology 18,248,484 – – 18,248,484
Materials 6,466,706 – – 6,466,706
Telecommunications 191,322 – – 191,322
Transportation 597,335 – – 597,335
Corporate Non-
Convertible Bonds – 1,854,702 – 1,854,702
Investments at Value $ 194,568,089 $ 1,854,702 $ – $ 196,422,791
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 1.0%
Consumer Cyclicals 1.4%
Consumer Discretionary 7.1%
Consumer Staples 18.6%
Energy 3.0%
Financials 23.2%
Health Care 27.9%
Industrials 3.9%
Information Technology 9.3%
Materials 3.3%
Telecommunications 0.1%
Transportation 0.3%
Corporate Non-Convertible Bonds 0.9%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2020
11
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $107,866,314) $ 196,422,791
Cash 7,705,761
Receivables:
Fund shares sold 154,129
Investment securities sold 210,647
Dividends and interest 361,065
Prepaid expenses 26,020
Total Assets
204,880,413
LIABILITIES
Payables:
Fund shares redeemed 41,337
Accrued Liabilities:
Investment Adviser fees 84,071
Fund services fees 22,640
Other expenses 49,458
Total Liabilities
197,506
NET ASSETS
$ 204,682,907
COMPONENTS OF NET ASSETS
Paid-in capital $ 112,082,185
Distributable earnings 92,600,722
NET ASSETS
$ 204,682,907
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,581,842
A Shares 133,415
Institutional Shares 4,219,776
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $113,809,767) $ 20.39
A Shares (based on net assets of $2,769,900) $ 20.76
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 22.03
Institutional Shares (based on net assets of $88,103,240) $ 20.88
*Shares redeemed or exchanged within 180 days of purchase are charged a 2.00% redemption fee.

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2020
12
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $31,176) $ 4,956,368
Interest income 189,737
Total Investment Income
5,146,105
EXPENSES
Investment Adviser fees 1,789,013
Fund services fees 308,289
Transfer agent fees:
Investor Shares 53,910
A Shares 1,258
Institutional Shares 9,636
Distribution fees:
A Shares 6,765
Custodian fees 22,517
Registration fees:
Investor Shares 14,332
A Shares 3,859
Institutional Shares 14,992
Professional fees 50,567
Trustees' fees and expenses 9,282
Other expenses 182,217
Total Expenses 2,466,637
Fees waived
(466,547)
Net Expenses
2,000,090
NET INVESTMENT INCOME
3,146,015
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 3,957,269
Net change in unrealized appreciation (depreciation) on investments
(15,070,059)
NET REALIZED AND UNREALIZED LOSS
(11,112,790)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (7,966,775)

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
13
See Notes to Financial Statements.
For the Year
Ended
June 30, 2020
For the Year
Ended
June 30, 2019
OPERATIONS Shares Shares
Net investment income $ 3,146,015 $ 3,080,608
Net realized gain 3,957,269 12,107,726
Net change in unrealized appreciation (depreciation) (15,070,059) 580,575
Increase (Decrease) in Net Assets Resulting from Operations
(7,966,775) 15,768,909
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (8,128,004) (9,536,436)
A Shares (151,099) (161,105)
Institutional Shares (5,663,780) (4,612,293)
Total Distributions Paid
(13,942,883) (14,309,834)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 6,856,973 326,470 8,398,246 380,608
A Shares 338,878 16,867 303,403 13,720
Institutional Shares 11,009,653 484,969 22,260,504 973,396
Reinvestment of distributions:
Investor Shares 7,658,790 336,765 9,152,257 438,980
A Shares 146,537 6,342 156,607 7,387
Institutional Shares 5,465,117 234,913 4,441,627 208,820
Redemption of shares:
Investor Shares (25,909,544) (1,258,506) (41,202,344) (1,879,232)
A Shares (146,650) (7,145) (598,448) (27,043)
Institutional Shares (10,458,283) (486,997) (8,219,687) (357,162)
Redemption fees:
Investor Shares
8,095
–
5,173
–
A Shares
163
–
93
–
Institutional Shares
5,838
–
2,637
–
Decrease in Net Assets from Capital Share Transactions (5,024,433) (346,322) (5,299,932) (240,526)
Decrease in Net Assets (26,934,091) (3,840,857)
NET ASSETS
Beginning of Year
231,616,998 235,457,855
End of Year
$ 204,682,907 $ 231,616,998

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 22.34 $ 22.25 $ 21.95 $ 19.69 $ 20.50
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.28 0.26 0.23 0.21
Net realized and unrealized gain (loss)
(0.87) 1.18 1.28 2.59 0.08
Total from Investment Operations
(0.58) 1.46 1.54 2.82 0.29
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.29) (0.30) (0.25) (0.23) (0.20)
Net realized gain
(1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(1.37) (1.37) (1.24) (0.56) (1.10)
REDEMPTION FEES(a)(b)
0.00 0.00 0.00 0.00 0.00
NET ASSET VALUE, End of Year
$ 20.39 $ 22.34 $ 22.25 $ 21.95 $ 19.69
TOTAL RETURN
(3.17)% 7.08% 6.97% 14.55% 1.58%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 113,810 $ 137,995 $ 161,032 $ 185,363 $ 203,921
Ratios to Average Net Assets:
Net investment income 1.34% 1.25% 1.14% 1.11% 1.10%
Net expenses 0.95% 0.98% 0.98% 1.03% 1.14%
Gross expenses (c) 1.10% 1.11% 1.10% 1.16% 1.30%
PORTFOLIO TURNOVER RATE 2% 3% 3% 5% 6%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
15
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2020 2019 2018 2017 2016
A SHARES SHARES
NET ASSET VALUE, Beginning of Year
$ 22.70 $ 22.56 $ 22.23 $ 19.90 $ 20.64
INVESTMENT OPERATIONS
Net investment income (a) 0.23 0.22 0.20 0.19 0.19
Net realized and unrealized gain (loss)
(0.89) 1.21 1.29 2.61 0.09
Total from Investment Operations
(0.66) 1.43 1.49 2.80 0.28
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.20) (0.22) (0.17) (0.14) (0.12)
Net realized gain
(1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(1.28) (1.29) (1.16) (0.47) (1.02)
REDEMPTION FEES(a)(b)
0.00 0.00 0.00 0.00 0.00
NET ASSET VALUE, End of Year
$ 20.76 $ 22.70 $ 22.56 $ 22.23 $ 19.90
TOTAL RETURN(c)
(3.47)% 6.80% 6.68% 14.28% 1.49%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 2,770 $ 2,664 $ 2,782 $ 2,797 $ 2,698
Ratios to Average Net Assets:
Net investment income 1.06% 0.98% 0.87% 0.91% 0.94%
Net expenses 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (d) 1.51% 1.53% 1.44% 1.54% 1.61%
PORTFOLIO TURNOVER RATE 2% 3% 3% 5% 6%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
16
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 22.81 $ 22.66 $ 22.29 $ 19.96 $ 20.74
INVESTMENT OPERATIONS
Net investment income (a) 0.33 0.33 0.31 0.28 0.25
Net realized and unrealized gain (loss)
(0.88) 1.19 1.30 2.61 0.08
Total from Investment Operations
(0.55) 1.52 1.61 2.89 0.33
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.30) (0.25) (0.23) (0.21)
Net realized gain
(1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(1.38) (1.37) (1.24) (0.56) (1.11)
REDEMPTION FEES(a)(b)
0.00 0.00 0.00 0.00 0.00
NET ASSET VALUE, End of Year
$ 20.88 $ 22.81 $ 22.66 $ 22.29 $ 19.96
TOTAL RETURN
(3.00)% 7.24% 7.20% 14.72% 1.74%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 88,103 $ 90,958 $ 71,644 $ 59,518 $ 42,969
Ratios to Average Net Assets:
Net investment income 1.51% 1.43% 1.34% 1.32% 1.27%
Net expenses 0.80% 0.80% 0.80% 0.86% 1.00%
Gross expenses (c) 1.10% 1.10% 1.10% 1.16% 1.31%
PORTFOLIO TURNOVER RATE 2% 3% 3% 5% 6%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
17
Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
18
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
19
the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2020, the Fund had $7,455,761 at
MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the year ended June 30, 2020 , there were $11,872 front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares. The Distributor received $2,572 of the total front-end sales charges.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.94%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2020. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement for Investor Shares do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for the Investor Shares that went into effect on November 1, 2019. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2020
20
of their fees. These voluntary reductions may be reduced or eliminated at any time. For the year ended June 30, 2020 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2020 , $1,058,094 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended June 30, 2020 , totaled $3,209,163 and $17,281,729 .
Federal Income Tax
As of June 30, 2020 , cost for federal income tax purposes is $107,816,654 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund's investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 180,888 $ 197,907 $ 87,752 $ 466,547
Gross Unrealized Appreciation
$ 102,500,020
Gross Unrealized Depreciation
(13,893,883)
Net Unrealized Appreciation
$ 88,606,137
2020 2019
Ordinary Income $ 3,106,233 $ 3,201,085
Long-Term Capital Gain 10,836,650 11,108,749
$ 13,942,883 $ 14,309,834
Undistributed Ordinary Income
$ 1,498,733
Undistributed Long-Term Gain
2,495,852
Unrealized Appreciation
88,606,137
Total
$ 92,600,722

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21
To the Board of Trustees of Forum Funds
and the Shareholders of Auxier Focus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Auxier Focus Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of June 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 26, 2020

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020
22
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2020 through June 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020
23
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 100.00 % for the qualified dividend rate (QDI), 4.41 % of its income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII) and 0.74% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD) as defined in Section 1(h)(11) of the Code.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 328-9437.
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 896.26 $ 4.43 0.94%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.19 $ 4.72 0.94%
A Shares
Actual $ 1,000.00 $ 894.82 $ 5.89 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.65 $ 6.27 1.25%
Institutional Shares
Actual $ 1,000.00 $ 896.90 $ 3.77 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.89 $ 4.02 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION (Unaudited)
June 30, 2020
24
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019; Chief Compliance
Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer, Atlantic
Fund Services 2013-2019.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-ANR-0620

ANNUAL REPORT
JUNE 30, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commis-
sion, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at (866) 233-3368, dfdent.ta@
apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the
Funds at (866) 233-3368, dfdent.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with DF Dent Growth Funds.

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2020
DF Dent Premier Growth Fund
A Message to Our Shareholders (Unaudited) 1
Management Discussion of Fund Performance (Unaudited) 11
Performance Chart and Analysis (Unaudited) 16
Schedule of Investments 17
Statement of Assets and Liabilities 19
Statement of Operations 20
Statements of Changes in Net Assets 21
Financial Highlights 22
DF Dent Midcap Growth Fund
A Message to Our Shareholders (Unaudited) 23
Performance Chart and Analysis (Unaudited) 30
Schedule of Investments 32
Statement of Assets and Liabilities 33
Statement of Operations 34
Statements of Changes in Net Assets 35
Financial Highlights 36
DF Dent Small Cap Growth Fund
A Message to Our Shareholders (Unaudited) 38
Performance Chart and Analysis (Unaudited) 44
Schedule of Investments 46
Statement of Assets and Liabilities 48
Statement of Operations 49
Statements of Changes in Net Assets 50
Financial Highlights 51
DF Dent Growth Funds
Notes to Financial Statements 53
Report of Independent Registered Public Accounting Firm 60
Additional Information (Unaudited) 62

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Dear Fellow Shareholders,
We are pleased to report that each of the three DF Dent Funds has outperformed its respective benchmark for the past 1, 3, and 5 year periods as well as since each Fund’s inception date. The DF Dent Premier Growth Fund
(the “Fund”), which is covered in this first letter of the Annual Report, has been our top performing fund for the past 1, 3, and 5 year periods. It was mentioned in the July 8, 2019 edition of Barron’s in an article titled “The
Best Mutual Funds You’ve Never Heard of.” In addition, the DF Dent Midcap Growth Fund has been included in the Kiplinger 25 since May 2019. This unsolicited media attention has resulted in some positive cash flows into the Funds.
Performance (for periods ending 6/30/2020)
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares

Benchmark S&P 500 Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund + 7.61% + 8.00% + 4.19%
Benchmark - 3.08% + 4.16% - 3.06%
Fund vs Benchmark + 10.69% + 3.84% + 7.25%
12 Months
Fund + 16.82% + 15.26% + 9.12%
Benchmark + 7.51% + 11.91% + 3.48%
Fund vs Benchmark + 9.31% + 3.35% + 5.64%
3 Years
Fund + 20.93% + 19.61% + 14.74%
Benchmark + 10.73% + 14.76% + 7.86%
Fund vs Benchmark + 10.20% + 4.85% + 6.88%
5 Years
Fund + 15.88% + 14.46% + 10.65%
Benchmark + 10.73% + 11.60% + 6.86%
Fund vs Benchmark + 5.15% + 2.86% + 3.79%
10 Years
Fund + 16.32% N/A N/A
Benchmark + 13.99% N/A N/A
Fund vs Benchmark + 2.33% N/A N/A
Since Inception
Fund + 10.16% + 14.77% + 11.34%
Benchmark + 7.25% + 12.13% + 8.38%
Fund vs Benchmark + 2.91% + 2.64% + 2.96%
Cumulative Since Inception
Fund + 526.55% + 245.60% + 104.50%
Benchmark + 277.00% + 180.25% + 70.91%
Fund vs Benchmark + 249.55% + 65.35% + 33.59%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
N/A- Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017. Performance for the three year, five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368.
The most common question recently posed to investment managers has been, “How have you changed your strategy to address the Coronavirus pandemic?” The DF Dent Premier Growth Fund was fortunate in filling the portfolio with companies that are resilient in the face of disruption. These companies were fairly well positioned to deal with the pandemic when it arrived. There have been two underlying themes that have benefitted your portfolio companies during the pandemic.
First, your Fund has a large position in the field of life sciences. These companies supply instruments, proteins, antibodies, reagents and numerous other tools used in scientific research for the discovery and development of drugs and vaccines. These companies would include Danaher, Thermo Fisher Scientific, and Bio-Techne, a long term Fund holding. Illumina, the leading supplier of genomic sequencing instruments and consumable supplies, and Veeva Systems, a supplier of cloud-based software services to the life sciences industry, could also be included in this group of companies. Danaher took a major step forward in life sciences on April 1, 2020 with its
$21 billion acquisition of the $3 billion revenue BioPharma life sciences business of the GE Healthcare Division.
Together, the companies mentioned above represented 14.46% of the Fund on June 30, 2020 and 3.64% of the
fiscal year’s 16.82% return.
Second, your Fund’s investments in cloud-based software-as-a-service (“SaaS”) and internet infrastructure companies were well positioned to address the remote work (work-from-home) environment and online consumer markets. Atlassian Corp. delivers online collaboration software enabling groups and teams of workers to work jointly from remote settings. Twilio facilitates B-to-B and B-to-C interactive communications through its cloud-
based applications. Twilio recently received an award for contact tracing from New York City. Cable One’s rural footprint brings online commerce to businesses outside major metropolitan areas with its high speed fiber network. BlackLine’s SaaS accounting offerings allow remote book close and allow accounting firms to prepare reports online and offsite. Qualys offers cloud-based vulnerability management applications to enterprises for the numerous remote devices employees use in a remote work environment. The stocks of these five companies have performed extremely well over the past year and in some cases becoming fully valued so that
D.F. Dent and Company (the “Adviser”) has trimmed back some of these holdings on a selective basis. These five companies represented 5.91% of the Fund on June 30, 2020 and 3.36% of the fiscal year’s 16.82% return.
Additional companies such as Amazon, your Fund’s top individual contributor, could be included in this group, but it is not as singularly focused on niche markets as the five above.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Taken together, these two themes constituted 20.4% of the Fund and 41.6% of your Fund’s fiscal year return of
16.82%.
Since your Fund’s inception (07/16/2001), we have experienced three recessions, two wars, one Great Financial
Crisis, four Presidential elections, four Federal Reserve Chairmen (one was a woman- Janet Yellen), and one pandemic. Through this period your Fund’s annual net return has been +10.16%. Four years ago we reported our worst fiscal year results of -6.05% versus the Index. At that time, Index Funds were experiencing massive inflows owing to their widespread popularity. The theory was that a manager could not beat the market so just invest in the market and avoid management fees. It was temporarily a self-fulfilling strategy as capital flowed in record numbers into index funds driving up the price of the Indices. We wrote in our 06/30/2016 Annual Report that “ the Index has become a very ‘crowded trade’, ” meaning that capital flows had become concentrated in the
Index. In the following year’s Annual Report when your Fund beat its Index we wrote that “we continue to believe that investing in a carefully selected portfolio of great companies led by talented management teams is a more intelligent strategy than investing in indices which are weighted based of the size of market capitalization.” Your
Fund has handily outperformed its Index in each of the four years since 2016’s underperformance when large cash flows into the Index drove its performance.
So, why bring this up now ? We believe we are presently witnessing a similar phenomenon which is the concentration of investor interest in a small group of mega-capitalization stocks, namely the FANGs, an acronym for Facebook, Amazon, Netflix, and Google. Observe the chart below of the four FANG stocks versus the S&P
500 and the S&P 500 less the four FANG stocks.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Next, let’s take a look at FAAANM, which is FANG plus Apple and Microsoft.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
The Index excluding these stocks has been fairly flat for the past five years. As of June 30, 2020, the FAAANM stocks represented 22.73% of the Index. In the past, such concentration has served as a warning sign. In recent years the Fund has owned only Amazon and Google which contributed 45.45% and 30.64% returns respectively in this past fiscal year. However, as of June 30, 2020 your Fund was considerably underweighted in the FAAANM stocks after their hyperbolic rise. In last year’s Annual Report we mentioned that passive investment vehicles could be tested in the next bear market when so many elephants head for the exit door at the same time. The same could be said for the FAAANM stocks. We have seen this movie before, notably in 1974 with the “Nifty
Fifty” and in 1999 with the dotcom internet stocks, and both shows had bad endings. The difference this time is that the FAAANM companies are for real with strong cash flows from real earnings. However, the concentration of ownership and outperformance are warning signs which justify investor caution. Your Fund’s Adviser is exercising such caution with its underweighting in the FAAANM stocks.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Expense Ratio Management
Effective with the Nov. 1, 2019 Prospectus the Fund’s Adviser agreed to reimburse expenses and waive management fees so that the annual net expense ratio does not exceed 0.99%. Your Adviser has extended this agreement through Oct. 31, 2020. Prior to this agreement the expense ratio was capped at 1.10% on the first $150 million of Fund assets and 0.90% on assets exceeding $150 million. The history of expense reimbursements and management fee waivers by the Adviser is shown below:
Portfolio Turnover
2
Annual portfolio turnover since inception has been as follows:
2
Percentage calculated based on total value of long term investments.
3
The Fund commenced operations on July 16, 2001.
We believe these low portfolio turnover rates are consistent with our investment strategy of holding positions for long periods and minimizing transaction expenses for shareholders. Brokerage expenses for this fiscal year’s trading again amounted to less than 1 cent per share of your Fund based upon the 8.8 million shares outstanding as of June 30, 2020. Thus, trading expense remained very low owing to low portfolio turnover and brokerage commissions. Both of these are well below industry norms.
Year Ending Expense Reimbursement
Management Fee
Waived
06/30/02 $ 60,201 $ 60,019
06/30/03 38,066 90,163
06/30/04 – 129,060
06/30/05 – 141,907
06/30/06 – 142,664
06/30/07 – 161,128
06/30/08 – 95,665
06/30/09 – 234,053
06/30/10 – 204,148
06/30/11 – 211,784
06/30/12 – 240,847
06/30/13 – 235,380
06/30/14 – 220,476
06/30/15 – 175,996
06/30/16 – 135,822
06/30/17 – 123,930
06/30/18 – 146,156
06/30/19 – 163,859
06/30/20 – 313,721
Total $ 98,267 $ 3,226,778
2002
3
2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020
0% 14% 20% 7% 25% 17% 21% 16% 8% 21% 14% 19% 25% 25% 20% 13% 16% 23% 23%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Asset Allocation
4
Percentage calculated based on total value of investments.
The Fund’s Adviser has periodically trimmed back the allocation to Large Capitalization equities during the past fiscal year in response to the relative outperformance of that group as demonstrated by the preceding charts.
Proceeds were allocated to the Mid Capitalization sector. The “graduation” of Small Cap stocks from good performance also contributed to the Mid Capitalization sector’s increase from 11.3% to 28.0% this past year.
Concentration
The trimming of large cap positions in highly appreciated stocks to recycle funds into newer investments has also reduced the portfolio’s concentration in the past year as demonstrated below:
Our thought process is that if we invest 3% in a stock at a price of $40, should we maintain a 4.5% position in the same company when its valuation is 50% higher and the stock reaches $60? Do we want a 50% larger position at a 50% higher valuation? When the answer is “No,” such stocks become trim candidates, and the gain is recycled into companies with more attractive valuations.
By industry standards, your Fund’s holdings of 40 stocks on June 30, 2020 is considered reasonably concentrated or “focused” even though the SEC considers a mutual fund diversified if no holding represents more than 5% of the portfolio. Your Fund’s 5.70% position in Visa on June 30, 2020 was the only holding over 5%.
06/30/13
~
4
06/30/14
~
4
06/30/15
~
4
06/30/16
~
4
06/30/17
~
4
06/30/18
~
4
06/30/19
~
4
06/30/20
~
4
Large
Capitalization
51.3% 75.5% 46.5% 53.4% 62.8% 72.2% 77.6% 69.7%
Mid
Capitalization
40.4% 21.8% 38.9% 35.1% 29.3% 18.5% 11.3% 28.0%
Small
Capitalization
5.6% 2.5% 12.3% 11.4% 7.9% 9.2% 8.6% 2.2%
Reserve
Funds
2.7% 0.2% 2.3% 0.1% 0.0% 0.1% 2.5% 0.1%
Total Fund 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0% 100.0%
Top 10
Holdings
06/30/12 06/30/13 06/30/14 06/30/15 06/30/16 06/30/17 06/30/18 06/30/19 06/30/20
% of the
Fund
Average
Size Of
Top 10
49.35% 44.95% 42.36% 42.80% 43.92% 43.71% 40.89% 38.17% 39.59%
4.9% 4.5% 4.2% 4.3% 4.4% 4.4% 4.1% 3.8% 4.0%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Market Factors and Strategy
Without doubt the stimulative fiscal and monetary policies have provided immense support for the financial markets during the pandemic. COVID-19 has introduced a lot of uncertainties into our lives and into the investment landscape. The dispersion of potential outcomes is wide. There is a downside case where COVID-19 will be a disruptive force for years. There is also an upside case where a vaccine will be found and people can get back to their daily routines. These two scenarios would result in starkly different outcomes for individual stocks and for the markets. We don’t know enough to predict confidently which case is more likely, so we are taking a balanced approach in managing the Fund. We want to have a portfolio of best-in-class* companies run by talented and ethical people. Some of these companies are COVID-19 beneficiaries that stand to lose investor attention if we return to normalcy - certain software and healthcare stocks, which have been your Fund’s strong performers this past year. Other holdings are COVID-19 victims that stand to perform well if we return to normalcy - real estate and travel-related stocks, for example.
We always strive to do well for shareholders. In our opinion, however, now is not the time to make aggressive moves in the portfolio. We do not think it would be prudent to make a one-sided gamble that, to use a speed-
skating analogy, could earn the gold medal but could also result in tripping and falling down. We shy away from binary bets and prefer having multiple ways to outperform.
When COVID-19 appeared, the first thing we did was to evaluate how the pandemic would impact the companies in the portfolio.
Is anything permanently impaired?
Are the sales lost or deferred?
How does our thesis change when the business is stress-tested with a new set of assumptions?
What happens when we stress test the balance sheet?
We focus on owning strong, high quality companies that will attract investor capital and offer high returns to our clients. When markets retrenched, we sought to be opportunistic and to take advantage of irregularities and dislocations we saw, making some portfolio changes based on the criteria above. Our incremental actions have fallen into two buckets.
First, we have trimmed positions in companies that have held up well such as those listed in the prior section and where, in our estimation, future returns have diminished. Proceeds were redeployed into what we believe are great companies where we believed the expected return going forward had increased.
Second, we have bought positions in extraordinary companies with strong long-term appreciation potential where we wanted to establish initial positions, knowing that it will be difficult to time entry points perfectly. The market pullback in March and April offered what we saw as compelling initial entry points.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Our strategy has been to take incremental actions rather than to make huge bets one way or the other. “To make contact with the ball rather than swinging for the fences” to stay with sports metaphors. Simply put, given the high degree of uncertainty, we do not feel like we are smart enough to make big bets and eventually unwind the big bets at just the right time. We prefer to continue our time-tested approach of having a balanced portfolio of quality best-in-class
5
long-term holdings. We will continue to stay on top of the situation and adjust our positions accordingly.
We welcome our new shareholders and as we have often written to shareholders in the past promise to work diligently to earn the trust you had demonstrated in DF Dent and Co. with your investment.
Respectively Submitted,
5
The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best-in-class”.
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The DF Dent Premier Growth Fund may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Fund will typically invest in the securities of fewer issuers. If the Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not over weighted in that sector.
The DF Dent Midcap Growth Fund (“Midcap Fund”) also invests in small and medium size companies. With non-diversification risk, the Midcap Fund will typically invest in securities of a small group of issuers, which exposes the Midcap Fund to greater market risk. Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The Midcap Fund is also subject to other risks, such as Real
Estate Investment Trusts (REIT) risk with possible real estate market declines, which are detailed in the Midcap
Fund’s prospectus.
Daniel F. Dent Bruce L. Kennedy Matthew F. Dent

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
The DF Dent Small Cap Growth Fund (“Small Cap Fund”) invests in small size companies, which carry greater risk than is customarily associated with larger, more established companies. With non-diversification risk, the
Small Cap Fund will typically invest in securities of a small group of issuers, which exposes the Small Cap Fund to greater market risk. Investing in ADRs carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The
Small Cap Fund is also subject to other risks, such as REIT risk with possible real estate market declines, which are detailed in the Small Cap Fund’s prospectus.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap
Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2020
Recent Performance
For the fiscal year ending June 30, 2020, the DF Dent Premier Growth Fund (the “Fund”) experienced a total return of +16.82% versus a total return of +7.51% for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending June 30, 2020 was as follows:
Past performance is not indicative of future performance.
The Fund’s net return of +16.82% for the fiscal year ending on June 30, 2020 was composed of:
+8.56% for the six months ending December 31, 2019 and
+7.61% for the six months ending June 30, 2020.
The first six months were relatively uneventful, while the second six months included one of the worst quarters
(Q1) and one of the best quarters (Q2) in recent history. Through it all we are pleased that your Fund’s annual return since inception increased from 9.81% one year ago to 10.16% currently.
The first six months were an extension of the record market and 10 year economic expansion. After peaking in mid-February, the market and your Fund declined severely when faced with the uncertainty of the health and economic impact of COVID-19. From the mid-March lows the market and your Fund then rallied strongly largely in response to massive unprecedented monetary and fiscal stimulus.
Given this volatility, how do you evaluate your Fund’s performance? The answer is given in two calculations known as “Upside Capture” and “Downside Capture’. How did your Fund perform versus the Index during the upswing, the downswing, and then during the following upswing? In the past six months of this volatility since your last semi-annual report as of 12/31/2019 the Index peaked on 02/18/2020, troughed on 03/20/2020, and rallied for the remainder of the Fund’s fiscal year. The following table shows how your Fund performer during each leg:
Period Ending 6/30/2020
DF Dent Premier
Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months + 7.61% - 3.08% + 10.69%
Twelve Months + 16.82% + 7.51% + 9.31%
Three Years (annualized) + 20.93% + 10.73% + 10.20%
Five Years (annualized) + 15.88% + 10.73% + 5.15%
Ten Years (annualized) + 16.32% + 13.99% + 2.33%
Since Inception (7/16/2001) (annualized) + 10.16% + 7.25% + 2.91%
Since Inception (7/16/2001) (cumulative) + 526.55% + 277.00% + 249.55%
Date Index Phase
Index % Change DFDPX % Change Capture DFDPX Price
12/31/19 3230.78 Start $36.16
02/18/20 3386.15 Up +4.81% +9.62% 104.59% $39.64
03/20/20 2304.92 Down -31.93% -30.80% 96.46% $27.43
06/30/20 3100.29 Up +34.51% 41.85% 105.46% $38.91

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2020
Strategic Themes
The Strategic Themes of life sciences and cloud based Software as a Service (SaaS) companies which have been especially well positioned during the pandemic were previously discussed in the Letter to Shareholders.
As they represented 20.4% of the Fund and generated 41.6% of your Fund’s fiscal year return, these two themes more than carried their weight in their performance. One could also make the case that Amazon, which was #1 contributor to the Fund’s performance, and Dollar General were also beneficiaries of the pandemic within the
Consumer Discretionary Sector.
Sector Allocation and Attribution
The following bar chart presents the sector weightings of your Fund (DFDPX) versus the sector weightings of the
Index as of June 30, 2020:
Source: FactSet
The Index is composed of 11 Sectors excluding Cash. Your Fund outperformed the Index in nine of the 11
Sectors. As was the case one year ago, your Fund did not have holdings as of June 30, 2019 in three Sectors:
Consumer Staples, Energy, and Utilities. Not being in these poor performing Sectors contributed to the Fund’s performance. Of the eight remaining Sectors, the Fund was under-weighted on June 30,2020 in four- Information
Technology, Consumer Discretionary, Consumer Services, and Financials. It outperformed three of these
Sectors but lagged Information Technology. During the fiscal year the Fund had an average weighting greater

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2020
than the Index’s Information Technology’s average weighting but trimmed back within this Sector due to its outperformance. The Fund was over-weighted in the four remaining Sectors: Health Care, Industrials, and Real
Estate where it out-performed the Index’s Sectors, and Materials where it underperformed due to its position in
Vulcan Materials.
The performance of the Fund’s five largest Sector weightings versus the Index:
The Sector weightings remained fairly constant through the year with the exception of Information Technology which was trimmed back as mentioned above and Health Care which was increased from 15.7% one year ago to 21.9% on June 30, 2020. Stock selection in Industrials, Financials, and Real Estate generated good returns versus the Index which experienced negative returns in these Sectors.
Individual Stock Performance
Your Fund held 40 different stocks at fiscal year-end and 45 during the course of the fiscal year. Of the 10 losing stocks which provided a combined loss of -5.31% to the Fund as of June 30, 2020, four were eliminated. Those four were Marriott, Healthcare Services Group, Brooks Automation, and Trimble. Marriott, the greatest loss, is a fine company but the decline in travel and dining due to the pandemic took its toll on the company and its stock price. We have held Markel, the second poorest performing stock, due to its stringent underwriting standards and anticipated firming of insurance markets.
Google, Tyler Technologies and Healthcare Services were poor performers in the prior fiscal year ending June
30, 2019. We held onto Google and Tyler which generated returns of 30.64% and 60.28% respectively in the recent fiscal year. We exited Healthcare Services which performed poorly again this past year. Two strikes and you’re out.
Those stocks with the greatest contribution (a combination of price appreciation at weighting) to the Fund are listed later under the Section of Five Best Contributors. The stocks with the best fiscal year individual performance (without regard to portfolio weighting) were:
1. Twilio +140.96%
2. Okta, Inc. + 61.81%
3. Tyler Tech. + 60.26%
4. Veeva Systems + 55.18%
5. BlackLine + 54.68%
Sector Percent of the Fund Fund Sector Performance vs. Index
Information Technology 25.4% +26.46% vs. +35.90%
Health Care 21.9% +17.10% vs. +11.12%
Industrials 17.2% +12.96% vs. -9.15%
Financials 8.8% +17.42% vs. -13.90%
Real Estate 8.2% +12.27% vs. -1.91%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2020
These are very highly valued stocks. Twilio, Okta, Tyler, and BlackLine have all been trimmed back due to valuation analysis. Veeva Systems is an initial position and still represented only 0.55% of the Fund on June
30, 2020.
Your Fund has followed a policy of not investing in any derivative securities.
Visa bows out from the above list after being a best five contributor for five years in a row. No other company generated such consistently strong long term performance for your Fund. Still, Visa earned $1,666,675 for the
Fund in this fiscal year.
Capital Gains Distribution Policy
Your Fund is required to distribute its net realized capital gains each year. A long-term capital gain of $2.61 per share was distributed in December 2019.
Since inception (July 16, 2001), your Fund has distributed a total of $76,997,321 or $13.11 per share in realized gains. Consequently, an original shareholder on July 16, 2001 who invested $10 a share in the Fund has
Best and Worst Performers
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income in Fiscal Year 2020
Fund Per Share
As of 06/30/20
Amazon.com, Inc. $ 4,351,390 $ 0.49
BlackLine, Inc. 4,241,654 0.48
S&P Global, Inc. 3,662,785 0.41
Tyler Technologies, Inc. 3,548,557 0.40
ANSYS, Inc. 3,172,476 0.36
$ 18,976,862 $ 2.14
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Loss and Income
In Fiscal Year 2020
Fund Per Share
As of 06/30/20
Marriott International, Inc. $ (3,951,518) $ (0.45)
Markel Corp. (2,087,569) (0.24)
Vulcan Materials Co. (1,490,898) (0.17)
CBRE Group, Inc., Class A (931,296) (0.11)
Brooks Automation, Inc. (641,939) (0.07)
$ (9,103,220) $ (1.04)

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
JUNE 30, 2020
received $13.11 in capital gain distributions. An investor who elected to receive these capital gain distributions in cash would have accumulated total value of $52.02 as of June 30, 2020 ($13.11 in cash distributions +
$38.91 share price).
If a shareholder reinvested all the capital gain distributions in additional shares at the time of each capital gain distribution, the original $10 investment would now be worth $62.66 for a 10.16% annual return after fees versus $37.70 and a 7.25% annual return in the Index (before index fund fees). The $10.64 higher return for the investor reinvesting capital gain versus taking cash distributions represents the additional appreciation of the reinvested shares. Therefore, while your Fund’s 10.16%% annual return versus 7.25% in the Index may not seem like a large amount, 19 years of annual returns at that differential resulted in an additional $24.96 return over the Index on a $10 investment.
Albert Einstein has been quoted as saying, “The power of compound interest is the most powerful force in the universe.” Given the source, it’s a memorable quote. A corollary might be that “differentials of compound interest are by definition exponentially powerful.”
FIVE LARGEST EQUITY HOLDINGS
June 30, 2020
The views in this report were those of the Fund’s Adviser as of June 30, 2020, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
Percent of
Contribution to
2020 Return
101,384 Visa, Inc., Class A $ 4,542,215 $ 19,584,347 5.70% 0.70%
5,339 Amazon.com, Inc. 6,137,615 14,729,340 4.29  1.76
156,337 Waste Connections, Inc. 12,456,415 14,662,847 4.26  -0.31
35,734 Illumina, Inc. 7,920,546 13,234,087 3.85  0.65
44,044 Mastercard, Inc., Class A 6,652,179 13,023,811 3.79  0.77
$ 37,708,970 $ 75,234,432 21.89% 3.57%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.19%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October
31, 2020 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866)
233-3368.
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Year Ten Year
DF Dent Premier Growth Fund 16.82% 15.88% 16.32%
S&P 500 Index 7.51% 10.73% 13.99%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.1%
Communication Services - 4.8%
9,141 Alphabet, Inc., Class C
(a)
$ 12,921,809
2,000 Cable One, Inc. 3,549,700
16,471,509
Consumer Discretionary - 7.7%
5,339 Amazon.com, Inc.
(a)
14,729,340
85,319 CarMax, Inc.
(a)
7,640,317
21,606 Dollar General Corp. 4,116,159
26,485,816
Financials - 8.8%
12,188 Markel Corp.
(a)
11,251,596
24,377 Moody's Corp. 6,697,093
37,674 S&P Global, Inc.  12,412,830
30,361,519
Health Care - 21.9%
41,274 Bio-Techne Corp. 10,899,225
65,650 Danaher Corp. 11,608,890
14,128 IDEXX Laboratories, Inc.
(a)
4,664,501
35,734 Illumina, Inc.
(a)
13,234,087
21,052 Intuitive Surgical, Inc.
(a)
11,996,061
24,377 Teleflex, Inc. 8,872,740
33,519 Thermo Fisher Scientific, Inc. 12,145,274
8,033 Veeva Systems, Inc., Class A
(a)
1,883,096
75,303,874
Industrials - 17.2%
6,371 CoStar Group, Inc.
(a)
4,527,679
153,186 Fastenal Co. 6,562,488
73,090 HEICO Corp., Class A 5,937,832
27,424 Roper Technologies, Inc. 10,647,642
22,715 TransDigm Group, Inc.
(a)
10,041,166
38,781 Verisk Analytics, Inc. 6,600,526
156,337 Waste Connections, Inc. 14,662,847
58,980,180
Information Technology - 25.4%
39,890 ANSYS, Inc.
(a)
11,637,110
9,695 Atlassian Corp. PLC, Class A
(a)
1,747,718
109,972 Black Knight, Inc.
(a)
7,979,568
111,796 BlackLine, Inc.
(a)
9,269,006
49,307 Envestnet, Inc.
(a)
3,626,037
44,044 Mastercard, Inc., Class A 13,023,811
19,760 Okta, Inc.
(a)
3,956,545
171,745 PROS Holdings, Inc.
(a)
7,630,630
34,346 Qualys, Inc.
(a)
3,572,671
10,020 Twilio, Inc.
(a)
2,198,588
9,402 Tyler Technologies, Inc.
(a)
3,261,366
101,384 Visa, Inc., Class A 19,584,347
87,487,397
Shares Security Description Value
Materials - 6.1%
52,909 Ecolab, Inc. $ 10,526,245
90,582 Vulcan Materials Co. 10,493,925
21,020,170
Real Estate - 8.2%
42,209 American Tower Corp. REIT 10,912,715
222,438 CBRE Group, Inc., Class A
(a)
10,058,646
23,823 SBA Communications Corp. REIT 7,097,348
28,068,709
Total Common Stock (Cost $202,111,264) 344,179,174
Investments, at value - 100.1% (Cost
$202,111,264) $ 344,179,174
Other Assets & Liabilities, Net - (0.1)% (467,821)
Net Assets - 100.0% $ 343,711,353
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 344,179,174
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 344,179,174

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 4.8%
Consumer Discretionary 7.7%
Financials 8.8%
Health Care 21.9%
Industrials 17.2%
Information Technology 25.4%
Materials 6.1%
Real Estate 8.2%
Other Assets & Liabilities, Net (0.1)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2020
ASSETS
Investments, at value (Cost $202,111,264) $ 344,179,174
Cash 313,507
Receivables:
Fund shares sold 36,767
Dividends and interest 81,819
Prepaid expenses 20,410
Total Assets
344,631,677
LIABILITIES
Payables:
Fund shares redeemed 201,329
Accrued Liabilities:
Investment adviser fees 663,896
Fund services fees 16,499
Other expenses 38,600
Total Liabilities
920,324
NET ASSETS
$ 343,711,353
COMPONENTS OF NET ASSETS
Paid-in capital $ 198,635,450
Distributable earnings 145,075,903
NET ASSETS
$ 343,711,353
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,833,045
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 38.91

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2020
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $9,564) $ 1,797,367
Interest income 15,102
Total Investment Income
1,812,469
EXPENSES
Investment adviser fees 2,544,371
Fund services fees 246,826
Custodian fees 26,022
Registration fees 31,669
Professional fees 48,030
Trustees' fees and expenses 9,712
Other expenses 52,834
Total Expenses 2,959,464
Fees waived
(389,587)
Net Expenses
2,569,877
NET INVESTMENT LOSS
(757,408)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 9,311,763
Net change in unrealized appreciation (depreciation) on investments
34,998,959
NET REALIZED AND UNREALIZED GAIN
44,310,722
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 43,553,314

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2020 2019
OPERATIONS
Net investment loss $ (757,408) $ (918,051)
Net realized gain 9,311,763 18,212,790
Net change in unrealized appreciation (depreciation) 34,998,959 18,465,342
Increase in Net Assets Resulting from Operations
43,553,314 35,760,081
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(16,761,622) (13,091,027)
CAPITAL SHARE TRANSACTIONS
Sale of shares 147,836,272 17,827,300
Reinvestment of distributions 15,466,559 12,265,975
Redemption of shares
(58,387,306) (14,330,596)
Increase in Net Assets from Capital Share Transactions
104,915,525 15,762,679
Increase in Net Assets
131,707,217 38,431,733
NET ASSETS
Beginning of Year
212,004,136 173,572,403
End of Year
$ 343,711,353 $ 212,004,136
SHARE TRANSACTIONS
Sale of shares 4,134,020 546,384
Reinvestment of distributions 434,698 439,169
Redemption of shares
(1,665,992) (456,602)
Increase in Shares
2,902,726 528,951

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 35.75 $ 32.13 $ 28.22 $ 24.42 $ 28.32
INVESTMENT OPERATIONS
Net investment loss (a) (0.11) (0.16) (0.15) (0.07) (0.13)
Net realized and unrealized gain
(loss)
5.88 6.26 6.91 4.95 (0.45)
Total from Investment Operations
5.77 6.10 6.76 4.88 (0.58)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.61) (2.48) (2.85) (1.08) (3.32)
Total Distributions to Shareholders
(2.61) (2.48) (2.85) (1.08) (3.32)
NET ASSET VALUE, End of Year
$ 38.91 $ 35.75 $ 32.13 $ 28.22 $ 24.42
TOTAL RETURN
16.82% 21.14% 24.97% 20.62% (2.06)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 343,711 $ 212,004 $ 173,572 $ 146,716 $ 147,003
Ratios to Average Net Assets:
Net investment loss (0.30)% (0.51)% (0.50)% (0.26)% (0.52)%
Net expenses 1.00% 1.07% 1.09% 1.10% 1.09%
Gross expenses (b) 1.15% 1.20% 1.22% 1.23% 1.22%
PORTFOLIO TURNOVER RATE 23% 23% 16% 13% 20%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Dear Fellow Shareholders:
We would like to welcome new Fund shareholders and thank long-term shareholders for their continued
confidence in the DF Dent Midcap Growth Fund (the “Fund”).
Performance
For the period July 1, 2019, through June 30, 2020, the Fund experienced a total return of +15.14% for Investor
Shares and +15.26% for Institutional Shares, outperforming the total return of +11.91% for the Russell Midcap
Growth Index (the “Index”), which is the benchmark we use for performance comparisons, by +3.23% and
+3.35%, respectively.
Expense Ratio
The gross operating expense ratio for the Fund is 1.13% for Investor Shares and 1.11% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s investment Adviser has contractually agreed to waive a portion of its fees to limit the expense ratio to 0.98% for Investor Shares and 0.85% for Institutional Shares through October
31, 2020.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
We believe the concentration in the Fund’s top ten positions is appropriate at its current level and has the potential to enhance long-term performance.
Management Ownership of Fund
Employees, their families, and the Adviser’s retirement plan owned approximately 5% of the Fund as of June 30,
2020. There were only management purchases and no management redemptions during the fiscal year ended
June 30, 2020.
Portfolio Commentary
When we last wrote to you in July of 2019, none of us could have anticipated or foreseen the events of the past several months. While markets ended 2019 on a high note, and continued to rally into the start of 2020, the emergence of COVID-19 and its devastating effect on humankind have led to incredible market volatility, global economic distress, and a human tragedy unlike any most of us have experienced before. We have all been challenged over the last few months.
Top 10 Holdings 06/30/20
% of the Fund
42.35%
Average Position Size of Top 10
4.235%

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
At D.F. Dent, we have continued to focus on delivering results for our clients even in the face of adversity. We are pleased that the Fund has out-performed the Index by over 300 basis points in the past 12 months. Since its inception in 2011, the Fund has returned 14.74% on an annualized basis, which compares to a 12.13%
annualized return for the Index. Our process has consistently delivered strong results for our clients, and we thought this would be an opportune time to introduce new clients to our process and firm.
Daniel F. Dent, CFA started D.F. Dent and Company, Inc. in 1976 and the firm has always been 100% management owned. While your Fund was launched in 2011, we have been managing mid-cap accounts that follow a similar strategy since 1986. Since day one, a core belief has been that over time, stock performance is highly correlated with earnings per share growth and real wealth is created by owning successful companies for a long period of time. As a result, our strategy has always been to manage concentrated, low-turnover “quality growth” portfolios.
We invest in companies with three core investment characteristics: best-in-class*, niche-focused businesses;
proven business models; and talented and ethical management teams. An extensive due diligence process is the core of our process, and meeting and evaluating management is a critical component of our multi-pronged approach. We have found that a distinctive feature of enduring quality growth companies is the way their
“leaders lead.” The firm seeks to invest in companies run by “Level 5 Leaders,” a concept developed by Jim
Collins in his book Good to Great. Level 5 leaders display a powerful and unique mixture of personal humility and indomitable will.
Our investment process is highly collaborative, and many members of the investment team are involved in the research of an idea from start to finish. Your Fund is team managed by four portfolio managers. We believe that the stability and tenure of the portfolio management team is a unique characteristic. The firm does not believe in a "star system" and the culture heavily promotes teamwork, kindness, humility, and integrity. As a result, D.F.
Dent has had extremely low professional turnover.
Throughout the firm’s history, and the history of the Fund, we have invested across various business cycles, through many types of markets, and amidst a variety of exogenous events. Through those periods, our investment philosophy and our core values have remained the same. It is in times of market turmoil when we lean on what got us here: our people, our philosophy and our process. We have found that at moments like the one we are currently facing, high-quality growth companies with talented management teams often extend their lead relative to competition and emerge stronger than before.
Just as your portfolio companies call upon their experience and expertise in times of crisis, we as an investment firm call upon our past learnings to make changes to your portfolios we think will maximize future returns. We believe it is our job to take advantage of the opportunities presented to us and position your portfolios to thrive in the future. When COVID-19 appeared, the first thing we did was to evaluate how the pandemic would impact the companies in the portfolio. Specifically, for each company, we asked ourselves the following questions:
Is anything permanently impaired?
Are a company’s sales lost or deferred?

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
How does our thesis change when the business is stress-tested for this never-before-seen situation?
What happens when we stress test the balance sheet?
We focus on owning strong, high-quality companies that will attract investor capital and offer high returns to our clients. When markets retrenched, we sought to be opportunistic and to take advantage of irregularities and dislocations we saw, making some portfolio changes based on the criteria above. Our incremental actions have fallen into two buckets.
First, we have trimmed positions in companies that have held up well and where, in our estimation, future returns have diminished. Proceeds were redeployed into what we view as great companies where we believed the expected return going forward had increased. Second, we have bought positions in extraordinary companies with strong long-term appreciation potential where we wanted to establish initial positions, knowing that it would be difficult to time entry points perfectly. The market pullback offered what we saw as compelling initial entry points.
Our strategy has been to take incremental actions rather than to make huge bets one way or the other. Given the high degree of uncertainty, we think it is a difficult task to know exactly when to make big bets and when to unwind them. We prefer to continue our time-tested approach of having a balanced portfolio of quality long-term holdings. We will continue to stay on top of the situation and adjust our positions accordingly.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.
BlackLine, Inc. (BL) is a leading provider of cloud-based financial and accounting automation software solutions. It is an innovator in financial book closing software as well as several other products with tremendous market potential. The stock has been especially strong since the market bottomed in
March. The company reported strong quarterly results that, despite negative impacts from COVID-19, still beat guidance set prior to the pandemic. More importantly, the strong results revealed accelerating revenue growth, which is an indication that BL’s work over the past two years to optimize its business organization and revamp its marketing strategies is now paying off. We trimmed the stock on strength, but continue to believe that it has very attractive long-term potential.
Moody’s Corp. (MCO), a leading provider of credit ratings and related research, data, and analytical tools, saw several strong quarterly results over the past year, driven by a strong issuance environment and a favorable customer mix of infrequent issuers. To most investors’ surprise, the strong issuance trend continued into the second quarter of 2020 with corporate investment grade issuance volume almost doubling Y-o-Y. The stock has continued to react positively and recently reached an all-time high despite concerns about a global economic downturn related to the pandemic. We trimmed our position in MCO as the risk-reward became less favorable. We continue to view Moody’s ratings business as exceptional, with proven pricing power and high barriers to entry.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
ANSYS, Inc. (ANSS), a developer and marketer of simulation software and services to engineers and product designers, has performed very well operationally over the last year. Deeper relationships with
ANSS’s largest enterprise customers has resulted in larger deal sizes and impressive revenue growth and bookings numbers. While the company has faced some uncertainty related to COVID-19, we remain confident in ANSS’s long-term growth opportunities and secular tailwinds. We believe that its EPS growth - driven by strong organic revenue growth, some margin expansion, and acquisition activity - will support above-market stock price appreciation over the long term.
Attribution Analysis
In the fiscal year ending June 30, 2020, most of your Fund’s outperformance can be attributed to stock selection, not sector allocation.
Your Fund was over-weighted versus the Index benchmark in the Financials, Industrials, Materials, and Real
Estate sectors. In Materials and Real Estate, both the over-weighting and stock selection detracted from performance. In Financials and Industrials, the over-weighting detracted slightly from performance, but stock selection contributed to performance.
Your Fund was under-weighted versus the Index in the Communication Services, Consumer Discretionary, Energy,
Health Care, and Information Technology sectors. In Health Care, the under-weighting neither contributed to nor detracted from performance, but stock selection contributed to performance. In Energy, Communication
Services, and Consumer Discretionary, both the under-weighting and stock selection contributed to performance.
In Information Technology, the under-weighting detracted slightly from performance while stock selection contributed to performance. Your Fund did not hold any positions in the Consumer Staples, Telecommunication
Services, and Utilities sectors, which contributed slightly to performance compared to the Index.
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weightings of the Index as of June 30, 2020 (note this may differ slightly with the commentary above, which relates to average weightings as opposed to year-end weightings):

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Source: FactSet
Best and Worst Performers
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income in Fiscal Year 2020
Fund Per Share As of
06/30/20
BlackLine, Inc. $ 4,882,269 $ 0.39
Moodys Corp. 3,350,280 0.27
ANSYS, Inc. 3,323,245 0.27
Tyler Technologies, Inc. 3,097,065 0.25
Bio-Techne Corp. 3,077,074 0.25
$ 17,729,933 $ 1.43

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2020
As always, we acknowledge the responsibility you have conveyed by making your investment in the DF Dent
Midcap Growth Fund and will work diligently on your behalf.
Respectively Submitted,
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Loss and Income in
Fiscal Year 2020
Fund Per Share As of
06/30/20
Markel Corp. $ (2,946,889) $ (0.24)
Vulcan Materials Co. (1,970,988) (0.16)
Trimble, Inc. (1,811,833) (0.15)
PROS Holdings, Inc. (1,624,718) (0.13)
CBRE Group, Inc., Class A (1,564,251) (0.13)
$ (9,918,679) $ (0.81)
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
105,048 Verisk Analytics, Inc. $ 13,999,455 $ 17,879,169 4.88%
175,382 Waste Connections, Inc. 15,027,976 16,449,078 4.49
80,977 Ecolab, Inc. 14,130,726 16,110,374 4.40
55,097 ANSYS, Inc. 10,819,586 16,073,448 4.39
42,277 Illumina, Inc. 11,603,129 15,657,287 4.27
$ 65,580,872 $ 82,169,356 22.43%
Thomas F. O’Neil, Jr. Matthew F. Dent
Gary D. Mitchell Bruce L. Kennedy

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
* The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best-in-class.”
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium- size companies, which carry greater risk than is customarily associated with larger, more established companies.
With non-diversification risk, the Fund will typically invest in securities of fewer issuers, which exposes the Fund to greater market risk. Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The Fund is also subject to other risks, such as the risk associated with investing in
Real Estate Investment Trusts (REITs) like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S.
equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. Price-to-earnings (“P/E”) ratio is the valuation of a company’s current share price relative to company earnings. Earnings-per-share (“EPS”) is the portion of a company's profit allocated to each outstanding share of common stock.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2020, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.13% and 1.11%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98% and 0.85% of Investor Shares and Institutional Shares, respectively, through October 31, 2020 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Year
Since Inception
(07/01/11)
(1)
DF Dent Midcap Growth Fund - Investor Shares 15.14% 14.39% 14.74%
DF Dent Midcap Growth Fund - Institutional Shares
(2)
15.26% 14.46% 14.77%
Russell Midcap Growth Index 11.91% 11.60% 12.13%
(1) Investor Shares commenced operations on July 1, 2011 and Institutional Shares commenced operations on November 29, 2017.
(2) Performance for the five year, and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2020
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.4%
Communication Services - 3.5%
7,308 Cable One, Inc. $ 12,970,604
Consumer Discretionary - 3.9%
45,528 Bright Horizons Family Solutions,
Inc.
(a)
5,335,882
98,702 CarMax, Inc.
(a)
8,838,764
14,174,646
Financials - 8.2%
16,594 Markel Corp.
(a)
15,319,083
53,146 Moody's Corp. 14,600,800
29,919,883
Health Care - 17.0%
58,658 Bio-Techne Corp. 15,489,818
12,325 IDEXX Laboratories, Inc.
(a)
4,069,222
42,277 Illumina, Inc.
(a)
15,657,287
11,364 Intuitive Surgical, Inc.
(a)
6,475,548
32,623 Teleflex, Inc. 11,874,120
37,513 Veeva Systems, Inc., Class A
(a)
8,793,797
62,359,792
Industrials - 23.4%
12,820 CoStar Group, Inc.
(a)
9,110,789
226,196 Fastenal Co. 9,690,237
60,270 HEICO Corp., Class A 4,896,335
29,979 Old Dominion Freight Line, Inc. 5,084,139
32,213 Roper Technologies, Inc. 12,507,019
22,587 TransDigm Group, Inc.
(a)
9,984,583
105,048 Verisk Analytics, Inc. 17,879,169
175,382 Waste Connections, Inc. 16,449,078
85,601,349
Information Technology - 23.8%
55,097 ANSYS, Inc.
(a)
16,073,448
22,573 Atlassian Corp. PLC, Class A
(a)
4,069,235
159,396 Black Knight, Inc.
(a)
11,565,774
128,709 BlackLine, Inc.
(a)
10,671,263
145,035 Brooks Automation, Inc. 6,416,348
7,269 Coupa Software, Inc.
(a)
2,013,804
86,928 Envestnet, Inc.
(a)
6,392,685
23,039 Okta, Inc.
(a)
4,613,099
259,963 PROS Holdings, Inc.
(a)
11,550,156
58,560 Qualys, Inc.
(a)
6,091,411
16,495 Twilio, Inc.
(a)
3,619,333
11,661 Tyler Technologies, Inc.
(a)
4,044,968
87,121,524
Materials - 8.2%
80,977 Ecolab, Inc. 16,110,374
119,437 Vulcan Materials Co. 13,836,777
29,947,151
Shares Security Description Value
Real Estate - 7.4%
303,229 CBRE Group, Inc., Class A
(a)
$ 13,712,016
45,796 SBA Communications Corp. REIT 13,643,544
27,355,560
Total Common Stock (Cost $283,627,060) 349,450,509
Investments, at value - 95.4% (Cost
$283,627,060) $ 349,450,509
Other Assets & Liabilities, Net - 4.6% 16,858,490
Net Assets - 100.0% $ 366,308,999
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 349,450,509
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 349,450,509
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 3.5%
Consumer Discretionary 3.9%
Financials 8.2%
Health Care 17.0%
Industrials 23.4%
Information Technology 23.8%
Materials 8.2%
Real Estate 7.4%
Other Assets & Liabilities, Net 4.6%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2020
ASSETS
Investments, at value (Cost $283,627,060) $ 349,450,509
Cash 16,565,689
Receivables:
Fund shares sold 4,352,875
Investment securities sold 7,869,506
Dividends and interest 43,223
Prepaid expenses 27,953
Total Assets
378,309,755
LIABILITIES
Payables:
Investment securities purchased 10,838,180
Fund shares redeemed 493,567
Accrued Liabilities:
Investment adviser fees 606,353
Fund services fees 17,560
Other expenses 45,096
Total Liabilities
12,000,756
NET ASSETS
$ 366,308,999
COMPONENTS OF NET ASSETS
Paid-in capital $ 302,741,028
Distributable earnings 63,567,971
NET ASSETS
$ 366,308,999
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 8,271,751
Institutional Shares 4,140,493
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $243,854,943) $ 29.48
Institutional Shares (based on net assets of $122,454,056) $ 29.57
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2020
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $13,256) $ 1,444,546
Interest income 39,749
Total Investment Income
1,484,295
EXPENSES
Investment adviser fees 1,598,147
Fund services fees 204,086
Transfer agent fees:
Investor Shares 18,661
Institutional Shares 3,558
Custodian fees 21,842
Registration fees:
Investor Shares 47,517
Institutional Shares 23,330
Professional fees 44,827
Trustees' fees and expenses 7,990
Investment adviser expense reimbursements recouped
91,399
Other expenses 47,963
Total Expenses 2,109,320
Fees waived
(113,158)
Net Expenses
1,996,162
NET INVESTMENT LOSS
(511,867)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (1,410,477)
Net change in unrealized appreciation (depreciation) on investments
37,859,409
NET REALIZED AND UNREALIZED GAIN
36,448,932
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 35,937,065

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2020 2019
OPERATIONS
Net investment loss $ (511,867) $ (254,438)
Net realized gain (loss) (1,410,477) 2,193,690
Net change in unrealized appreciation (depreciation) 37,859,409 12,265,389
Increase in Net Assets Resulting from Operations
35,937,065 14,204,641
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (1,153,544) (927,806)
Institutional Shares (574,862) (870,857)
Total Distributions Paid
(1,728,406) (1,798,663)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 240,219,813 36,718,218
Institutional Shares 69,788,171 9,283,854
Reinvestment of distributions:
Investor Shares 1,144,051 917,844
Institutional Shares 574,748 870,526
Redemption of shares:
Investor Shares
(77,766,195) (5,315,919)
Institutional Shares
(3,511,370) (577,514)
Redemption fees:
Investor Shares
191,179 19,147
Institutional Shares
2,860 837
Increase in Net Assets from Capital Share Transactions
230,643,257 41,916,993
Increase in Net Assets
264,851,916 54,322,971
NET ASSETS
Beginning of Year
101,457,083 47,134,112
End of Year
$ 366,308,999 $ 101,457,083
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 8,989,790 1,553,490
Institutional Shares 2,585,116 427,037
Reinvestment of distributions:
Investor Shares 42,420 45,371
Institutional Shares 21,263 42,989
Redemption of shares:
Investor Shares
(3,020,289) (239,339)
Institutional Shares
(131,178) (26,315)
Increase in Shares
8,487,122 1,803,233

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
/
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 25.83 $ 22.21 $ 18.08 $ 15.37 $ 16.27
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.11) (0.11) (0.09) (0.11)
Net realized and unrealized gain
(loss)
3.93 4.41 4.30 2.81 (0.31)
Total from Investment Operations
3.85 4.30 4.19 2.72 (0.42)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.24) (0.69) (0.06) (0.01) (0.48)
Total Distributions to Shareholders
(0.24) (0.69) (0.06) (0.01) (0.48)
REDEMPTION FEES(a)
0.04 0.01 0.00(b) – –
NET ASSET VALUE, End of Year
$ 29.48 $ 25.83 $ 22.21 $ 18.08 $ 15.37
TOTAL RETURN
15.14% 20.27% 23.21% 17.74% (2.49)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 243,855 $ 58,367 $ 19,993 $ 35,652 $ 23,963
Ratios to Average Net Assets:
Net investment loss (0.28)% (0.46)% (0.52)% (0.55)% (0.71)%
Net expenses 0.98% 0.98% 1.01% 1.10% 1.10%
Gross expenses (c) 1.01%(d) 1.13% 1.40% 1.68% 1.82%
PORTFOLIO TURNOVER RATE 31% 29% 32% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.
(d) Ratio includes recoupment, which amounted to 0.06%.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30,
November 29, 2017 (a)
Through
June 30, 2018 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.04) (0.08) (0.05)
Net realized and unrealized gain
3.97 4.43 1.77
Total from Investment Operations
3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.24) (0.69) (0.06)
Total Distributions to Shareholders
(0.24) (0.69) (0.06)
REDEMPTION FEES(b)
0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
15.26% 20.45% 8.40%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.15)% (0.33)% (0.36)%(e)
Net expenses 0.85% 0.85% 0.85%(e)
Gross expenses (f) 0.94% 1.11% 1.27%(e)
PORTFOLIO TURNOVER RATE 31% 29% 32%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Dear Fellow Shareholders:
Performance
For the fiscal year ended June 30, 2020, the DF Dent Small Cap Growth Fund (the “Fund”) experienced a total return of +9.08% for Investor Shares and +9.12% for Institutional Shares. These returns are net of fees and represent outperformance of 5.60% and 5.64% respectively relative to the total return of 3.48% for the Russell
2000 Growth Index (the “Index”), which is the benchmark we use for performance comparisons.
Expense Ratio
The gross operating expense ratio for the Fund is 2.30% for Investor Shares and 2.18% for Institutional Shares.
Per the Fund’s prospectus, your Fund’s investment Adviser has contractually agreed to reimburse expenses and/or waive a portion of its fees so as to maintain your expense ratio at a net 1.05% for Investor Shares and
0.95% for Institutional Shares through October 31, 2020.
Concentration
The Fund’s concentration in its top 10 holdings is as follows:
We believe that the concentration in the Fund’s top 10 positions is appropriate at its current level and has the potential to enhance long-term performance.
Management Ownership of Fund
Employees, their families, and the Adviser’s retirement plan owned approximately 39% of the Fund as of June
30, 2020.
Portfolio Commentary
When we last wrote to you in July of 2019, none of us could have anticipated or foreseen the events of the past several months. While markets ended 2019 on a high note, and continued to rally into the start of 2020, the emergence of COVID-19 and its devastating effect on humankind have led to incredible market volatility, global economic distress, and a human tragedy unlike any most of us have experienced before. We have all been challenged over the last few months.
At D.F. Dent, we have continued to focus on delivering results for our clients even in the face of adversity. We are pleased that the Fund has out-performed the Index by over 500 basis points in the past 12 months. Throughout the firm’s history, and the history of the Fund we have invested across various business cycles, through many
Top 10 Holdings 06/30/20
% of the Fund
35.00%
Average Position Size of Top 10
3.500%

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
types of markets, and amidst a variety of exogenous events. Through those periods, our investment philosophy and our core values have remained the same. It is in times of market turmoil when we lean on what got us here:
our people, our philosophy and our process. We invest in companies with three core investment characteristics:
best-in-class*, niche-focused businesses; advantaged business models; and talented and ethical management teams. When markets are volatile, management team quality can be a significant differentiator. We have found that at moments like this, high-quality growth companies with talented management teams often extend their lead relative to competition and emerge stronger than before.
Just as your portfolio companies call upon their experience and expertise in times of crisis, we as an investment firm call upon our past learnings to make changes to your portfolios we think will maximize future returns. We believe it is our job to take advantage of the opportunities presented to us and position your portfolios to thrive in the future. When COVID-19 appeared, the first thing we did was to evaluate how the pandemic would impact the companies in the portfolio. Specifically, for each company, we asked ourselves the following questions:
Is anything permanently impaired?
Are a company’s sales lost or deferred?
How does our thesis change when the business is stress-tested for this never-before-seen situation?
What happens when we stress test the balance sheet?
We focus on owning strong, high-quality companies that will attract investor capital and offer high returns to our clients. When markets retrenched, we sought to be opportunistic and to take advantage of irregularities and dislocations we saw, making some portfolio changes based on the criteria above. Our incremental actions have fallen into two buckets.
First, we have trimmed positions in companies that have held up well and where, in our estimation, future returns have diminished. Proceeds were redeployed into what we viewed as great companies where we believed the expected return going forward had increased. Second, we have bought positions in extraordinary companies with strong long-term appreciation potential where we wanted to establish initial positions, knowing that it would be difficult to time entry points perfectly. The market pullback offered what we saw as compelling initial entry points.
Our strategy has been to take incremental actions rather than to make huge bets one way or the other. Given the high degree of uncertainty, we think it is a difficult task to know exactly when to make big bets and when to unwind them. We prefer to continue our time-tested approach of having a balanced portfolio of quality long-term holdings. We will continue to stay on top of the situation and adjust our positions accordingly.
The following companies are three of the best contributors to the Fund’s performance over the past year. We thought highlighting them would give you a sense of not only why we have invested in them on your behalf, but also why they have outperformed recently.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Tyler Technologies, Inc. (TYL) is a leading provider of software systems to state and local governments.
TYL had a very strong second half of 2019, reporting record quarterly bookings in 3Q. At the same time, TYL signed the two largest software-as-a-service (SaaS) contracts in its history and reiterated its prior guidance calling for a meaningful organic revenue growth acceleration in the second half of
2019. The company continued to perform well in 2020, despite the challenges brought on by COVID-19.
We trimmed the stock on strength over the course of the year; however, we continue to believe TYL’s excellent management, high recurring revenue, and strong business model - selling mission-critical software to highly risk-averse clients - makes it an attractive long-term growth story.
SiteOne Landscape Supply, Inc. (SITE), the leading national distributor of landscaping products, had a strong end to 2019 after reporting solid 3Q earnings that combined strong organic growth, margin expansion, debt reduction and a very active acquisition pipeline. However, the company came under significant pressure during the COVID-19 market sell-off in March amidst fears over how the pandemic would affect its various end markets. We used the stock weakness to add to the position, as we believe the company has a dominant market position and is a compounder that will outperform the market over the long-term. The stock has returned more than 80% off of its early-April lows.
BlackLine , Inc. (BL) is a leading provider of cloud-based financial and accounting automation software solutions. It is an innovator in financial book closing software as well as several other products with tremendous market potential. The stock has been especially strong since the market bottomed in
March. The company reported strong quarterly results that, despite negative impacts from COVID-19, still beat guidance set prior to the pandemic. More importantly, the strong results revealed accelerating revenue growth, which is an indication that BL’s work over the past two years to optimize its business organization and revamp its marketing strategies is now paying off.
Attribution Analysis
In the fiscal year ending June 30, 2020, your Fund’s outperformance can be attributed to both stock selection and sector allocation.
Your Fund was over-weighted versus the Index in the Consumer Staples, Communication Services, Industrials,
and Information Technology sectors. In Industrials and Information Technology, both the over-weighting and stock selection contributed to performance. In Communication Services, the over-weighting detracted from performance and stock selection contributed to performance. In Consumer Staples, over-weighting contributed to performance but stock selection detracted from performance.
Your Fund was under-weighted versus the Index in the Consumer Discretionary, Financials, and Health Care
sectors. In Consumer Discretionary, the under-weighting contributed to performance but stock selection detracted from performance. In Financials, both the under-weighting and stock selection contributed to performance. In
Health Care, both the under-weighting and stock selection detracted from performance Your Fund did not hold any positions in the Energy, Materials, Real Estate and Utilities sectors which contributed to its performance compared to the Index.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
Sector Weights
The following bar chart presents the sector weighting of your Fund versus the sector weightings of the Index as of June 30, 2020 (note this may differ slightly with the commentary above, which relates to average weightings as opposed to year-end weightings):
Source: FactSet
Best and Worst Performers
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income in Fiscal Year 2020
Fund Per Share As of
06/30/20
Tyler Technologies, Inc. $ 376,428 $ 0.30
SiteOne Landscape Supply, Inc. 355,343 0.28
BlackLine, Inc. 325,955 0.26
Teladoc Health, Inc. 300,934 0.24
Trex Co., Inc. 273,645 0.22
$ 1,632,305 $ 1.30

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
FIVE LARGEST EQUITY HOLDINGS
JUNE 30, 2020
As always, we appreciate the confidence you have placed in D.F. Dent and Company and are conscious of the responsibility that you have entrusted to us. We will continue to work diligently on your behalf.
Respectively Submitted,
* The determination of “best-in-class” is solely the opinion of the Fund’s Adviser, and such opinion is subject to change. Those companies that hold leading market share positions, strong growth potential, historically good profitability, and management teams known for integrity and good corporate governance are generally considered to be “best in class.”
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Loss and Income in
Fiscal Year 2020
Fund Per Share As of
06/30/20
OneSpaWorld Holdings, Ltd. $ (376,102) $ (0.30)
Monro, Inc. (198,451) (0.16)
The Middleby Corp. (194,586) (0.16)
Evo Payments, Inc., Class A (179,529) (0.14)
Vapotherm, Inc. (178,124) (0.14)
$ (1,126,792) $ (0.90)
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
3,909 Bio-Techne Corp. $ 546,683 $ 1,032,250 4.48%
7,901 SiteOne Landscape Supply, Inc. 457,992 900,477 3.91
12,130 Envestnet, Inc. 623,887 892,040 3.88
10,642 Blackline, Inc. 347,689 882,328 3.83
7,129 Guidewire Software, Inc. 548,511 790,250 3.43
$ 2,524,762 $ 4,497,345 19.53%
Matthew F. Dent Gary Wu

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
JUNE 30, 2020
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The Fund invests in small- and medium-size companies, which carry greater risk than is customarily associated with larger, more established companies.
With non-diversification risk, the Fund will typically invest in securities of fewer issuers, which exposes the Fund to greater market risk. Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The Fund is also subject to other risks, such as the risk associated with Real Estate
Investment Trusts (REITs) like possible real estate market declines, which are detailed in the Fund’s prospectus.
The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.
The views in this report contained herein were those of the Fund’s Adviser as of June 30, 2020, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 2.30% and 2.18%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05% and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2020 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at
Average Annual Total Returns
Periods Ended June 30, 2020 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund - Investor Shares 9.08% 10.61% 11.30%
DF Dent Small Cap Growth Fund - Institutional Shares
(2)
9.12% 10.65% 11.34%
Russell 2000 Growth Index 3.48% 6.86% 8.38%
(1) Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2) Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
JUNE 30, 2020
the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.0%
Communication Services - 5.3%
425 Cable One, Inc. $ 754,311
5,837 Cogent Communications Holdings,
Inc. 451,550
1,205,861
Consumer Discretionary - 10.2%
5,857 Bright Horizons Family Solutions,
Inc.
(a)
686,441
10,840 Floor & Decor Holdings, Inc.,
Class A
(a)
624,926
9,662 Monro, Inc. 530,830
2,572 Wayfair, Inc., Class A
(a)
508,253
2,350,450
Consumer Staples - 2.0%
4,181 Calavo Growers, Inc. 263,027
1,038 WD-40 Co. 205,835
468,862
Financials - 5.6%
10,694 Hamilton Lane, Inc., Class A 720,455
13,018 Trupanion, Inc.
(a)
555,738
1,276,193
Health Care - 16.7%
629 Atrion Corp. 400,679
3,909 Bio-Techne Corp. 1,032,250
4,593 Cantel Medical Corp. 203,148
5,840 HealthEquity, Inc.
(a)
342,633
7,176 LeMaitre Vascular, Inc. 189,447
2,715 Mesa Laboratories, Inc. 588,612
10,515 OrthoPediatrics Corp.
(a)
460,136
2,824 Repligen Corp.
(a)
349,075
1,486 Teladoc Health, Inc.
(a)
283,588
3,849,568
Industrials - 22.0%
18,098 Douglas Dynamics, Inc. 635,602
6,177 Exponent, Inc. 499,905
8,894 HEICO Corp., Class A 722,549
6,541 Helios Technologies, Inc. 243,652
16,491 IAA, Inc.
(a)
636,058
1,327 IDEX Corp. 209,719
4,786 John Bean Technologies Corp. 411,692
7,901 SiteOne Landscape Supply, Inc.
(a)
900,477
1,625 The Middleby Corp.
(a)
128,277
5,204 Trex Co., Inc.
(a)
676,884
5,064,815
Information Technology - 37.2%
3,587 Alarm.com Holdings, Inc.
(a)
232,474
7,981 Black Knight, Inc.
(a)
579,101
10,642 BlackLine, Inc.
(a)
882,328
Shares Security Description Value
Information Technology - 37.2% (continued)
12,993 Brooks Automation, Inc. $ 574,810
1,323 Coupa Software, Inc.
(a)
366,524
12,130 Envestnet, Inc.
(a)
892,040
11,328 EVERTEC, Inc. 318,317
26,425 Evo Payments, Inc., Class A
(a)
603,283
7,129 Guidewire Software, Inc.
(a)
790,250
1,367 Littelfuse, Inc. 233,251
5,979 Novanta, Inc.
(a)
638,378
1,149 Okta, Inc.
(a)
230,064
14,214 PROS Holdings, Inc.
(a)
631,528
4,589 Qualys, Inc.
(a)
477,348
10,277 The Descartes Systems Group,
Inc.
(a)
543,653
1,661 Tyler Technologies, Inc.
(a)
576,168
8,569,517
Total Common Stock (Cost $15,971,251) 22,785,266
Investments, at value - 99.0% (Cost
$15,971,251) $ 22,785,266
Other Assets & Liabilities, Net - 1.0% 235,127
Net Assets - 100.0% $ 23,020,393
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 22,785,266
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 22,785,266

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2020
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 5.3%
Consumer Discretionary 10.2%
Consumer Staples 2.0%
Financials 5.6%
Health Care 16.7%
Industrials 22.0%
Information Technology 37.2%
Other Assets & Liabilities, Net 1.0%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2020
ASSETS
Investments, at value (Cost $15,971,251) $ 22,785,266
Cash 268,979
Receivables:
Fund shares sold 500
Dividends and interest 4,243
Prepaid expenses 12,138
Total Assets
23,071,126
LIABILITIES
Accrued Liabilities:
Investment adviser fees 23,538
Fund services fees 2,621
Other expenses 24,574
Total Liabilities
50,733
NET ASSETS
$ 23,020,393
COMPONENTS OF NET ASSETS
Paid-in capital $ 15,824,601
Distributable earnings 7,195,792
NET ASSETS
$ 23,020,393
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 456,626
Institutional Shares 793,842
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $8,393,948) $ 18.38
Institutional Shares (based on net assets of $14,626,445) $ 18.42
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2020
INVESTMENT INCOME
Dividend income $ 103,474
Interest income 4,093
Total Investment Income
107,567
EXPENSES
Investment adviser fees 167,689
Fund services fees 76,779
Transfer agent fees:
Investor Shares 2,101
Institutional Shares 2,984
Custodian fees 5,000
Registration fees:
Investor Shares 6,478
Institutional Shares 20,516
Professional fees 26,589
Trustees' fees and expenses 3,564
Other expenses 23,621
Total Expenses 335,321
Fees waived and expenses reimbursed
(140,780)
Net Expenses
194,541
NET INVESTMENT LOSS
(86,974)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 948,538
Net change in unrealized appreciation (depreciation) on investments
1,096,063
NET REALIZED AND UNREALIZED GAIN
2,044,601
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,957,627

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2020 2019
OPERATIONS
Net investment loss $ (86,974) $ (52,382)
Net realized gain 948,538 332,552
Net change in unrealized appreciation (depreciation) 1,096,063 2,804,020
Increase in Net Assets Resulting from Operations
1,957,627 3,084,190
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (104,664) (361,754)
Institutional Shares (186,213) (344,997)
Total Distributions Paid
(290,877) (706,751)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,051,688 204,142
Institutional Shares 1,178,492 5,350,000
Reinvestment of distributions:
Investor Shares 99,844 355,477
Institutional Shares 87,550 344,997
Redemption of shares:
Investor Shares
(91,133) (58,399)
Institutional Shares
(63,544) (568,816)
Redemption fees:
Investor Shares
358 –
Institutional Shares
1,271 –
Increase in Net Assets from Capital Share Transactions
2,264,526 5,627,401
Increase in Net Assets
3,931,276 8,004,840
NET ASSETS
Beginning of Year
19,089,117 11,084,277
End of Year
$ 23,020,393 $ 19,089,117
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 61,528 13,144
Institutional Shares 72,463 405,915
Reinvestment of distributions:
Investor Shares 5,748 26,588
Institutional Shares 5,032 25,785
Redemption of shares:
Investor Shares
(5,706) (3,837)
Institutional Shares
(3,615) (46,662)
Increase in Shares
135,450 420,933

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 17.10 $ 15.97 $ 13.29 $ 11.49 $ 12.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.07) (0.06) (0.06) (0.01)
Net realized and unrealized gain
(loss)
1.63 2.19 2.74 1.86 (0.61)
Total from Investment Operations
1.54 2.12 2.68 1.80 (0.62)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.26) (0.99) – – (0.11)
Total Distributions to Shareholders
(0.26) (0.99) – – (0.11)
REDEMPTION FEES(a)
0.00(b) – – 0.00(b) –
NET ASSET VALUE, End of Year
$ 18.38 $ 17.10 $ 15.97 $ 13.29 $ 11.49
TOTAL RETURN
9.08% 15.01% 20.17% 15.67% (5.06)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 8,394 $ 6,757 $ 5,734 $ 8,182 $ 7,533
Ratios to Average Net Assets:
Net investment loss (0.50)% (0.43)% (0.43)% (0.46)% (0.10)%
Net expenses 1.05% 1.05% 1.10% 1.25% 1.25%
Gross expenses (c) 1.66% 2.30% 3.12% 3.25% 3.60%
PORTFOLIO TURNOVER RATE 38% 44% 40% 45% 39%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (b) (0.07) (0.05) (0.02)
Net realized and unrealized gain
1.62 2.20 1.95
Total from Investment Operations
1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.26) (0.99) –
Total Distributions to Shareholders
(0.26) (0.99) –
REDEMPTION FEES(b)
0.00(c) – –
NET ASSET VALUE, End of Period
$ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net Assets:
Net investment loss (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER RATE 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares and
Institutional Shares commenced operations on July 1, 2011 and November 29, 2017, respectively. DF Dent
Small Cap Growth Fund’s Investor Shares and Institutional Shares commenced operations on November 1,
2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees
(the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2020, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Redemption Fees – A shareholder who redeems shares of DF Dent Midcap Growth Fund and DF Dent Small
Cap Growth Fund within 60 days of purchase may incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time.
There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for each Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of
June 30, 2020, DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Fund had $63,507, $16,315,689, and $18,979, respectively, at MUFG Union Bank, N.A. that exceeded the
FDIC insurance limit.
Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. Prior to November 1, 2019, the
Adviser received an advisory fee from the DF Dent Premier Growth Fund at an annual rate of 1.00%.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2020. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2020, for DF Dent
Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses,

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2020, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the year ended June
30, 2020 , fees waived and expenses reimbursed were as follows:
* Prior to November 1, 2019, the Adviser had contractually agreed to waive a portion of its fee and/or reimburse
Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first
$150 million in Fund net assets and to 0.90% on net assets exceeding $150 million.
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of June 30, 2020 , $582,261 and $320,530 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund and DF Dent Small Cap Growth Fund, respectively. For the
DF Dent Midcap Growth Fund, fees recaptured by the Adviser for the year ended June 30, 2020 are disclosed in the Statement of Operations. The amount remaining that is subject to recapture by the Advisor as of June 30,
2020 is $96,122. Other Waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2020 , were as follows:
Investment Adviser
Fees Waived
Investment
Adviser Expenses
Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
DF Dent Premier Growth Fund* $ 313,721 $ – $ 75,866 $ 389,587
DF Dent Midcap Growth Fund 38,959 – 74,199 113,158
DF Dent Small Cap Growth Fund 72,820 38,026 29,934 140,780
Purchases Sales
DF Dent Premier Growth Fund $ 151,420,810 $ 58,379,280
DF Dent Midcap Growth Fund 281,190,967 64,297,854
DF Dent Small Cap Growth Fund 9,804,384 7,261,429

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
Federal Income Tax
As of June 30, 2020 , cost for federal income tax purposes and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Equalization debits included in the distributions were as follows:
The DF Dent Premier Growth Fund used equalization accounting for tax purposes, whereby a portion of its redemption payments are treated as distributions of income or gain for tax purposes.
As of June 30, 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 203,072,674 $ 144,814,595 $ (3,708,095) $ 141,106,500
DF Dent Midcap Growth Fund 287,790,678 70,547,730 (8,887,899) 61,659,831
DF Dent Small Cap Growth Fund 16,064,250 7,435,690 (714,674) 6,721,016
Ordinary Income Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2020 $ – $ 17,177,860 $ 17,177,860
2019 – 13,329,798 13,329,798
DF Dent Midcap Growth Fund
2020 – 1,728,406 1,728,406
2019 207,485 1,591,178 1,798,663
DF Dent Small Cap Growth Fund
2020 253,651 37,226 290,877
2019 325,323 381,428 706,751
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2020 $ 416,238 $ 416,238
2019 238,771 238,771
DF Dent Midcap Growth Fund
2020 – –
2019 – –
DF Dent Small Cap Growth Fund
2020 – –
2019 – –
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ – $ 4,731,749 $ (762,346) $ 141,106,500 $ 145,075,903
DF Dent Midcap Growth Fund 1,228,899 679,241 – 61,659,831 63,567,971
DF Dent Small Cap Growth Fund – 799,152 (324,376) 6,721,016 7,195,792

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2020
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $762,346 and $47,619 for the DF Dent Premier
Growth Fund and DF Dent Small Cap Growth Fund, respectively, (realized during the period January 1, 2020 through June 30, 2020 ). The current year post-October capital loss was $276,757 for the DF Dent Small Cap
Growth Fund (realized during the period November 1, 2019 through June 30, 2020 ). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, July 1, 2020 .
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2020 . The following reclassifications were the result of net operating loss and equalization and have no impact on the net assets of each Fund.
Subsequent Events
Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of each Funds' investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Distributable
Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ 33,811 $ (33,811)

DF DENT GROWTH FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, each a series of shares of beneficial interest in Forum Funds (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an
Financial Highlights
DF Dent Premier Growth Fund For each of the years in the five-year period ended June 30, 2020
DF Dent Midcap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2020
DF Dent Midcap Growth Fund –
Institutional Shares
For the period November 29, 2017 (commencement of operations) to
June 30, 2018 and for each of the years in the two-year period ended
June 30, 2020
DF Dent Small Cap Growth Fund –
Investor Shares
For each of the years in the five-year period ended June 30, 2020
DF Dent Small Cap Growth Fund –
Institutional Shares
For the period November 20, 2017 (commencement of operations) to
June 30, 2018 and for each of the years in the two-year period ended
June 30, 2020

DF DENT GROWTH FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2009.
Philadelphia, Pennsylvania
August 26, 2020

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
Investment Advisory Agreement Approval
At the June 23, 2020 Board meeting, the Board, including all of the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the
Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the
Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(3) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund compared to its respective benchmark and to a peer group of funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
The Board observed that the DF Dent Premier Growth Fund outperformed its primary benchmark index, the S&P
500 Index, for the one-, three-, five-, and 10-year periods ended March 31, 2020, and for the period since the DF
Dent Premier Growth Fund’s inception on July 16, 2001. The Board also considered the DF Dent Premier Growth
Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions,
Inc. (“Broadridge”) as having characteristics similar to those of the DF Dent Premier Growth Fund. The Board observed that, based on information provided by Broadridge, the DF Dent Premier Growth Fund outperformed the median of its Broadridge peer group for the one-, three-, and five-year periods ended March 31, 2020.
The Board observed that the DF Dent Midcap Growth Fund outperformed its primary benchmark index, the
Russell Midcap Growth Index, for the one-, three-, and five-year periods ended March 31, 2020, and for the period since the DF Dent Midcap Growth Fund’s inception on July 1, 2011. The Board observed that the DF Dent
Midcap Growth Fund also outperformed the median of its Broadridge peer group for the one-, three-, and five-year periods ended March 31, 2020.
The Board observed that the DF Dent Small Cap Growth Fund outperformed its primary benchmark index, the
Russell 2000 Growth Index, for the one-, three-, and five-year periods ended March 31, 2020, and for the period since the DF Dent Small Cap Growth Fund’s inception on November 1, 2013. The Board observed that the DF
Dent Small Cap Growth Fund also outperformed the median of its Broadridge peer group over the one-, three-, and five-year periods ended March 31, 2020.
In light of the foregoing and other relevant factors, the Board concluded that the performance of each Fund was reasonable and that each Fund could benefit from the Adviser’s continued management.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each of the Funds and analyzed comparative information on actual advisory fee rates and actual total expenses of the Funds’ respective
Broadridge peer groups. The Board noted that the actual advisory fee rate for the DF Dent Premier Growth Fund was higher than the median of its Broadridge peer group but the total expense ratio for the DF Dent Premier
Growth Fund was less than the median of its Broadridge peers.
The Board noted that each of the Adviser’s actual advisory fee rate and the Funds’ total expense ratios for each of the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund were lower than the median of their respective Broadridge peer groups.
Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s current advisory fee rates charged to each of the Funds were reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at reasonable levels and that the Adviser had recently lowered the expense cap for the DF
Dent Premier Growth Fund, effective November 1, 2019. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to the Fund’s expense cap.
The Board also considered the Adviser’s representation that the DF Dent Small Cap Growth and DF Dent Midcap
Growth Funds were not currently operating at asset levels that produced economies of scale and observed that the Adviser had recently lowered the expense cap for the DF Dent Premier Growth Fund, resulting in a lower expense ratio for the DF Dent Premier Growth Fund and its shareholders. The Trustees concluded that, although there were no advisory fee breakpoints, the asset level of each Fund was either not consistent with the existence of economies of scale, or that any existing economies of scale were reflected in the expense cap structure of the Fund for the benefit of Fund shareholders.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The DF Dent Small Cap Growth Fund designates 44.23 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD), 44.99 % for the qualified dividend rate (QDI) and 100.00%
as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD) as defined in Section
1(h)(11) of the Code.
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund, DF Dent Midcap
Growth Fund, and DF Dent Small Cap Growth Fund designated $17,177,860, $1,728,406 and $37,226, as long-term capital gain dividends, respectively.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine
Beginning
Account Value
January 1, 2020
Ending
Account Value
June 30, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,076.06 $ 5.11 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.94 $ 4.97 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,079.47 $ 5.07 0.98%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.99 $ 4.92 0.98%
Institutional Shares
Actual $ 1,000.00 $ 1,079.99 $ 4.40 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.64 $ 4.27 0.85%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,041.94 $ 5.33 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.64 $ 5.27 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,041.85 $ 4.82 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.14 $ 4.77 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 366 to reflect the half-year period.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 233-3368.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
3 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2020
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019; Chief
Compliance Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer,
Atlantic Fund Services 2013-2019.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-ANR-0620
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by
an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $53,600 in 2019 and $53,600 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $12,000 in 2019 and $12,000 in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2019 and $0 in 2020.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 24, 2020

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 24, 2020